Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	RADIOSHACK CORP
Entity Central Index Key	0000096289

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold (includes depreciation amounts of $1.9 million, $1.9 million, $3.6 million and $3.9 million, respectively)	2,352.1	2,200.5	2,202.8
Gross profit	1,913.7	1,873.1	1,832
Operating expenses:
Selling, general and administrative	1,483.8	1,435	1,435.1
Depreciation and amortization	75.7	81.1	83
Impairment of long-lived assets	4	1.5	2.8
Total operating expenses	1,563.5	1,517.6	1,520.9
Operating income	350.2	355.5	311.1
Interest income	2.6	4.8	14.6
Interest expense	(41.9)	(44.1)	(34.9)
Other loss		(1.6)	(2.4)
Income from continuing operations before income taxes	310.9	314.6	288.4
Income tax expense	120.2	118.1	105.2
Income from continuing operations	190.7	196.5	183.2
Discontinued operations, net of income taxes	15.4	8.5	6.2
Net income	$ 206.1	$ 205	$ 189.4
Basic net income per share:
Income per share from continuing operations	$ 1.58	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.13	$ 0.07	$ 0.05
Net income per share (basic)	$ 1.71	$ 1.63	$ 1.47
Diluted net income per share:
Income per share from continuing operations	$ 1.55	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.13	$ 0.07	$ 0.05
Net income per share (diluted)	$ 1.68	$ 1.63	$ 1.47
Shares used in computing net income per share:
Basic	120.5	125.4	129
Diluted	122.7	126.1	129.1
Net Sales and Operating Revenues [Member]
Percent of revenue	100.00%	100.00%	100.00%
Cost of Products Sold [Member]
Percent of revenue	55.10%	54.00%	54.60%
Gross Profit [Member]
Percent of revenue	44.90%	46.00%	45.40%
Selling, General and Administrative [Member]
Percent of revenue	34.80%	35.20%	35.60%
Depreciation and Amortization [Member]
Percent of revenue	1.80%	2.00%	2.10%
Impairment of Long-Lived Assets [Member]
Percent of revenue	0.10%	0.10%	0.00%
Total Operating Expenses [Member]
Percent of revenue	36.70%	37.30%	37.70%
Operating Income [Member]
Percent of revenue	8.20%	8.70%	7.70%
Interest Income [Member]
Percent of revenue	0.00%	0.10%	0.40%
Interest Expense [Member]
Percent of revenue	(1.00%)	(1.10%)	(0.90%)
Other Loss [Member]
Percent of revenue	0.00%	0.00%	(0.10%)
Income From Continuing Operations Before Income Taxes [Member]
Percent of revenue	7.20%	7.70%	7.10%
Income Tax Expense [Member]
Percent of revenue	2.80%	2.90%	2.60%
Income From Continuing Operations [Member]
Percent of revenue	4.40%	4.80%	4.50%

Consolidated Statements Of Income (Parenthetical) (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Income
Cost of products sold, depreciation	$ 1.9	$ 1.9	$ 3.6	$ 3.9	$ 7.7	$ 9.2	$ 11.2

Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 552.2	$ 569.4	$ 931.1	$ 908.2
Accounts and notes receivable, net	278.4	377.5	311.9	322.5
Inventories	727.2	723.7	646.2	670.6
Other current assets	104.4	108.1	122.8	114.4
Total current assets	1,662.2	1,778.7	2,012	2,015.7
Property, plant and equipment, net	274.5	274.3	263.4	282.3
Goodwill, net	43.3	41.2	39.8	38.9
Other assets, net	84.3	81.2	80.5	92.4
Total assets	2,064.3	2,175.4	2,395.7	2,429.3
Liabilities and Stockholders' Equity
Current maturities of long-term debt		308	309.5
Accounts payable	225.4	272.4	220.3	262.9
Accrued expenses and other current liabilities	265.4	318	287.4	360.7
Income taxes payable	9.4	9.7	7.4	30.9
Total current liabilities	500.2	908.1	824.6	654.5
Long-term debt, excluding current maturities	662.2	331.8	324.1	627.8
Other non-current liabilities	93.9	93	87.5	98.7
Total liabilities	1,256.3	1,332.9	1,236.2	1,381
Commitments and contingencies
Stockholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized: Series A junior participating, 300,000 shares designated and none issued
Common stock, $1 par value, 650,000,000 shares authorized;146,033,000, 146,033,000, 191,033,000 and 191,033,000 shares issued, respectively	146	146	191	191
Additional paid-in capital	142	147.3	165.4	161.8
Retained earnings	1,562.5	1,502.5	2,427	2,323.9
Treasury stock, at cost; 46,254,000, 40,260,000, 65,645,000, and 65,806,000 shares, respectively	(1,041.6)	(949)	(1,617.6)	(1,621.9)
Accumulated other comprehensive loss	(0.9)	(4.3)	(6.3)	(6.5)
Total stockholders' equity	808	842.5	1,159.5	1,048.3
Total liabilities and stockholders' equity	$ 2,064.3	$ 2,175.4	$ 2,395.7	$ 2,429.3

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, no par value
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Series A junior participating, shares designated	300,000	300,000	300,000	300,000
Series A junior participating, shares issued	0	0	0	0
Common stock, par value	$ 1	$ 1	$ 1	$ 1
Common stock, shares authorized	650,000,000	650,000,000	650,000,000	650,000,000
Common stock, shares issued	146,033,000	146,033,000	191,033,000	191,033,000
Treasury stock, shares	46,254,000	40,260,000	65,645,000	65,806,000

Consolidated Statements Of Cash Flows (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 60	$ 103.1	$ 206.1	$ 205	$ 189.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40.6	43.4	84.2	92.9	99.1
Amortization of discount on convertible notes	7.9	7.3	15	13.8	5
Impairment of long-lived assets	1	0.7	4	1.5	2.8
Stock-based compensation	2.9	7.5	9.9	12.1	12.8
Deferred income taxes			12	7.6	11.7
Other non-cash items	5.7	8	12.7	0.8	18.7
Changes in operating assets and liabilities:
Accounts and notes receivable	99.5	11	(39.9)	(79.6)	15.2
Inventories	(2.1)	38.6	(60.4)	(34.7)	93.6
Other current assets	6.3	(4.2)	(3.6)	(2.8)	(8.7)
Accounts payable, accrued expenses, income taxes payable and other	(120.3)	(173.4)	(85)	29.2	(165)
Net cash provided by operating activities	101.5	42	155	245.8	274.6
Cash flows from investing activities:
Additions to property, plant and equipment	(41.5)	(25.7)	(80.1)	(81)	(85.6)
Proceeds from sale of property, plant and equipment		0.1
Acquisition of Mexican subsidiary, net of cash acquired				(0.2)	(42)
Other investing activities			0.1	0.4	3.3
Net cash used in investing activities	(41.5)	(25.6)	(80)	(80.8)	(124.3)
Cash flows from financing activities:
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)				(9.4)
Repayments of borrowings	(306.8)			(43.2)	(5)
Issuance of convertible notes					375
Purchases of treasury stock	(101.4)		(398.8)		(111.3)
Payments of dividends			(26.5)	(31.3)	(31.3)
Changes in cash overdrafts	12.6	5.2	7.5	2.2	(16.8)
Proceeds from exercise of stock options	2.1	1.3	4	0.7
Purchase of convertible notes hedges					(86.3)
Sale of common stock warrants					39.9
Net cash (used in) provided by financing activities	(77.2)	6.5	(413.8)	(71.6)	154.8
Net (decrease) increase in cash and cash equivalents	(17.2)	22.9	(338.8)	93.4	305.1
Cash and cash equivalents, beginning of period	569.4	908.2	908.2	814.8	509.7
Cash and cash equivalents, end of period	552.2	931.1	569.4	908.2	814.8
Supplemental cash flow information:
Interest paid			26.6	30.3	26.5
Income taxes paid			$ 136.7	$ 122.4	$ 123.2

Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Millions	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2007	$ 191	$ (1,516.5)	$ 108.4	$ 1,992.1	$ (5.3)
Balance, shares at Dec. 31, 2007	191	(59.9)
Purchase of treasury stock		(111.3)
Purchase of treasury stock, shares		(6.1)
Issuance of common stock		1.9	(1.3)
Issuance of common stock, shares		0.1
Stock-based compensation			11.7
Conversion option of convertible notes			76.9
Purchase of convertible notes hedges			(86.3)
Tax benefit from purchase of convertible notes hedges			3.2
Sale of common stock warrants			39.9				39.9
Net income				189.4		189.4	189.4
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						(2.5)
Pension adjustments						0.8
Other comprehensive income (loss)					(1.7)	(1.7)
Comprehensive income						187.7
Cash dividends declared				(31.3)
Balance at Dec. 31, 2008	191	(1,625.9)	152.5	2,150.2	(7)
Balance, shares at Dec. 31, 2008	191	(65.9)
Issuance of common stock		3.1	(1.7)
Issuance of common stock, shares		0.1
Exercise of stock options		0.9	(0.2)
Stock-based compensation			11.2
Net income				205		205	205
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						1.1
Pension adjustments						(0.5)
Amortization of gain on cash flow hedge						(0.1)
Other comprehensive income (loss)					0.5	0.5
Comprehensive income						205.5
Cash dividends declared				(31.3)
Balance at Dec. 31, 2009	191	(1,621.9)	161.8	2,323.9	(6.5)		1,048.3
Balance, shares at Dec. 31, 2009	191	(65.8)
Purchase of treasury stock		(398.8)
Purchase of treasury stock, shares		(19.8)
Issuance of common stock		2.7	(4.4)
Issuance of common stock, shares		0.1
Retirement of treasury stock	(45)	1,063.9	(17.8)	(1,001)
Retirement of treasury stock, shares	(45)	45
Exercise of stock options		5.1	(1.9)
Exercise of stock options, shares		0.2
Stock-based compensation			9.6
Net income				206.1		206.1	206.1
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						2.4
Pension adjustments						(0.2)
Other comprehensive income (loss)					2.2	2.2
Comprehensive income						208.3
Cash dividends declared				(26.5)
Balance at Dec. 31, 2010	$ 146	$ (949)	$ 147.3	$ 1,502.5	$ (4.3)		$ 842.5
Balance, shares at Dec. 31, 2010	146	(40.3)

Basis Of Presentation	6 Months Ended
Jun. 30, 2011
Basis Of Presentation
Basis Of Presentation
NOTE 1 – BASIS OF PRESENTATION

Throughout this report, the terms "our," "we," "us," "Company," and "RadioShack" refer to RadioShack Corporation, including its subsidiaries. We prepared the accompanying unaudited interim consolidated financial statements, which include the accounts of RadioShack Corporation and all majority-owned domestic and foreign subsidiaries, in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, we did not include all of the information and footnotes required by generally accepted accounting principles ("GAAP") for complete financial statements. In management's opinion, all adjustments of a normal recurring nature considered necessary for a fair statement are included. However, our operating results for the three and six month periods ended June 30, 2011 and 2010, do not necessarily indicate the results you might expect for the full year. For further information, refer to our consolidated financial statements and management's discussion and analysis of financial condition and results of operations included in our Annual Report on Form 10-K for the year ended December 31, 2010.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations
Discontinued Operations
NOTE 2 – DISCONTINUED OPERATIONS

We account for closed stores or kiosks as discontinued operations when the operations and cash flows of a store or kiosk being disposed of are eliminated from ongoing operations and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a store or kiosk will be eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

All of our remaining kiosks located in Sam's Club stores were transitioned to Sam's Club by June 30, 2011. We determined that the cash flows from these kiosks have been eliminated from our ongoing operations. Therefore, these operations were reclassified from the kiosks segment to discontinued operations in the second quarter. The operating results of these kiosks are presented in the consolidated statements of income as discontinued operations, net of income taxes, for all periods presented.

We incurred no significant gain or loss associated with the transition of these kiosks to Sam's Club. We redeployed substantially all of our Sam's Club kiosk employees to nearby RadioShack stores or Target Mobile centers, and we redistributed our Sam's Club kiosk inventory to our remaining retail channels. Net sales and operating revenues related to these discontinued operations were  $17.0 million for the second quarter and  $62.9 million for the first six months of 2011, compared with  $49.1 million and  $99.1 million, respectively, for the same periods last year. Income before income taxes for these discontinued operations was  $2.4 million for the second quarter and  $8.4 million for the first six months of 2011, compared with  $5.7 million and  $13.6 million, respectively, for the same periods last year. We anticipate that the results of our discontinued operations will be insignificant in future periods.

DISCONTINUED OPERATIONS
NOTE 18 – DISCONTINUED OPERATIONS

We account for closed stores or kiosks as discontinued operations when the operations and cash flows of a store or kiosk being disposed of are eliminated from ongoing operations and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a store or kiosk will be eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

In February 2009, we signed a contract extension with Sam's Club through March 31, 2011, with a transition period ending June 30, 2011, to continue operating kiosks in certain Sam's Club locations. As of December 31, 2010, we operated 417 of these kiosks. All of these kiosks were transitioned to Sam's Club by June 30, 2011. We determined that the cash flows from these kiosks have been eliminated from our ongoing operations. Therefore, these operations were classified as discontinued operations and the operating results of these kiosks are presented in the consolidated statements of income as discontinued operations, net of income taxes, for all periods presented.

Net sales and operating revenues related to these discontinued operations were  $206.9 million,  $202.4 million and  $189.7 million for 2010, 2009 and 2008, respectively. Income before income taxes for these discontinued operations was  $25.2 million,  $13.9 million and  $11.1 million for 2010, 2009 and 2008, respectively.

Indebtedness And Borrowing Facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Indebtedness And Borrowing Facilities
Indebtedness And Borrowing Facilities
NOTE 3 – INDEBTEDNESS AND BORROWING FACILITIES

2016 Credit Facility: On January 4, 2011, we terminated our  $325 million credit facility and entered into a five-year,  $450 million revolving credit agreement ("2016 Credit Facility") with a group of lenders with Bank of America, N.A., as administrative agent. The 2016 Credit Facility expires on January 4, 2016. The 2016 Credit Facility may be used for general corporate purposes and the issuance of letters of credit. This facility is collateralized by substantially all of the Company's inventory, accounts receivable, cash and cash equivalents, and certain other personal property, and is guaranteed by certain of our domestic subsidiaries.

Borrowings under the 2016 Credit Facility are subject to a borrowing base of certain collateralized assets and bear interest at a bank's prime rate plus 1.25% to 1.75% or LIBOR plus 2.25% to 2.75%. The applicable rates in these ranges are based on the aggregate average availability under the facility.

The 2016 Credit Facility also contains a  $150 million sub-limit for the issuance of standby and commercial letters of credit. The issuance of letters of credit reduces the amount available under the facility. Letter of credit fees are 2.25% to 2.75% for standby letters of credit or 1.125% to 1.375% for commercial letters of credit.

We pay commitment fees to the lenders at an annual rate of 0.50% of the unused amount of the facility. As of June 30, 2011, no borrowings had been made under the facility, and letters of credit totaling  $31.3 million had been issued.

The 2016 Credit Facility contains affirmative and negative covenants that, among other things, restrict certain payments, including dividends and share repurchases. Also, we will be subject to a minimum consolidated fixed charge coverage ratio if our unused amount under the facility is less than the greater of 12.5% of the maximum borrowing amount and  $45.0 million.

We are generally free to pay dividends and repurchase shares as long as the current and projected unused amount under the facility is greater than 17.5% of the maximum borrowing amount and the minimum consolidated fixed charge coverage ratio is maintained. We may pay dividends and repurchase shares without regard to the Company's consolidated fixed charge coverage ratio as long as the current and projected unused amount under the facility is greater than 75% of the maximum borrowing amount and cash on hand is used for the dividends or share repurchases.

2019 Notes: On May 3, 2011, we sold  $325 million principal amount of senior unsecured notes due May 15, 2019 ("2019 Notes") in a private offering to qualified institutional buyers under SEC Rule 144A. The 2019 Notes will pay interest at a stated fixed rate of 6.75% per year. Interest will be paid on a semi-annual basis on May 15 and November 15 of each year, beginning November 15, 2011. Net proceeds from the sale of the 2019 Notes were  $316.3 million, after an initial issuance discount of approximately  $2.5 million and other transaction costs. The effective annualized interest rate of the 2019 Notes after giving effect to the original issuance discount is 6.875%.

The 2019 Notes are guaranteed by all of our domestic subsidiaries except Tandy Life Insurance Company. The 2019 Notes and the guarantees will be our general unsecured senior obligations and, therefore, will be subordinated to all of our and the guarantors' existing and future collateralized debt to the extent of the assets collateralizing that debt. In addition, the 2019 Notes will be effectively subordinated to all of the liabilities of our subsidiaries that are not guaranteeing the 2019 Notes, to the extent of the assets of those subsidiaries.

The 2019 Notes contain covenants that could, in certain circumstances, limit our ability to issue additional debt, repurchase shares of our common stock, or make certain other restricted payments. At June 30, 2011, we were in compliance with these covenants.

2011 Notes: In March 2011, we redeemed all of our 7.375% notes that would have matured on May 15, 2011 ("2011 Notes"). The redemption of these notes resulted in a loss on extinguishment of debt of  $4.1 million, which was classified as other loss on our consolidated statements of income.

NOTE 5 – INDEBTEDNESS AND BORROWING FACILITIES

Long-Term Debt:

	December 31,
(In millions)	2010	2009
Five year 2.5% unsecured convertible notes due in 2013	$375.0	$375.0
Ten-year 7.375% unsecured note payable due in 2011	306.8	306.8
Other	1.0	1.0
	682.8	682.8
Unamortized debt discounts and other costs	(44.2)	(59.4)
Basis adjustment due to interest rate swaps	1.2	4.4
	639.8	627.8

Less current portion of:
Notes payable	306.8	--
Unamortized basis adjustment and other costs	1.2	--
	308.0	--

Total long-term debt	$331.8	$627.8

Long-term borrowings outstanding at December 31, 2010, mature as follows:

(In millions)	Long-Term Borrowings
2011	$306.8
2012	--
2013	375.0
2014	1.0
2015	--
2016 and thereafter	--
Total	$682.8

2013 Convertible Notes: In August 2008, we issued  $375 million principal amount of convertible senior notes due August 1, 2013, (the "2013 Convertible Notes") in a private offering to qualified institutional buyers under Securities and Exchange Commission ("SEC") Rule 144A. The 2013 Convertible Notes were issued at par and bear interest at a rate of 2.50% per annum. Interest is payable semiannually, in arrears, on February 1 and August 1.

Each  $1,000 of principal of the 2013 Convertible Notes is initially convertible, under certain circumstances, into 41.2414 shares of our common stock (or a total of approximately 15.5 million shares), which is the equivalent of  $24.25 per share, subject to adjustment upon the occurrence of specified events set forth under terms of the 2013 Convertible Notes. Upon conversion, we would pay the holder the cash value of the applicable number of shares of our common stock, up to the principal amount of the note. Amounts in excess of the principal amount, if any (the "excess conversion value"), may be paid in cash or in stock, at our option. Holders may convert their 2013 Convertible Notes into common stock on the net settlement basis described above at any time from May 1, 2013, until the close of business on July 29, 2013, or if, and only if, one of the following conditions has been met:

•
During any calendar quarter, and only during such calendar quarter, in which the closing price of our common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter exceeds 130% of the conversion price per share of common stock in effect on the last day of such preceding calendar quarter

•
During the five consecutive business days immediately after any 10 consecutive trading day period in which the average trading price per  $1,000 principal amount of 2013 Convertible Notes was less than 98% of the product of the closing price of the common stock on such date and the conversion rate on such date

•	We make specified distributions to holders of our common stock or specified corporate transactions occur

The 2013 Convertible Notes were not convertible at the holders' option at any time during 2010 or 2009.

Holders who convert their 2013 Convertible Notes in connection with a change in control may be entitled to a make-whole premium in the form of an increase in the conversion rate. In addition, upon a change in control, liquidation, dissolution or delisting, the holders of the 2013 Convertible Notes may require us to repurchase for cash all or any portion of their 2013 Convertible Notes for 100% of the principal amount of the notes plus accrued and unpaid interest, if any. As of December 31, 2010, none of the conditions allowing holders of the 2013 Convertible Notes to convert or requiring us to repurchase the 2013 Convertible Notes had been met.

In connection with the issuance of the 2013 Convertible Notes, we entered into separate convertible note hedge transactions and separate warrant transactions with respect to our common stock to reduce the potential dilution upon conversion of the 2013 Convertible Notes (collectively referred to as the "Call Spread Transactions"). The convertible note hedges and warrants will generally have the effect of increasing the economic conversion price of the 2013 Convertible Notes to  $36.60 per share of our common stock, representing a 100% conversion premium based on the closing price of our common stock on August 12, 2008. See Note 6 - "Stockholders' Equity," for more information on the Call Spread Transactions.

Because the principal amount of the 2013 Convertible Notes will be settled in cash upon conversion, the 2013 Convertible Notes will only affect diluted earnings per share when the price of our common stock exceeds the conversion price (initially  $24.25 per share). We will include the effect of the additional shares that may be issued from conversion in our diluted net income per share calculation using the treasury stock method.

When accounting for the 2013 Convertible Notes, we apply accounting guidance related to the accounting for convertible debt instruments that may be settled in cash upon conversion. This guidance requires us to account separately for the liability and equity components of our convertible notes in a manner that reflects our nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. This guidance requires bifurcation of a component of the debt, classification of that component in equity, and then accretion of the resulting discount on the debt as part of interest expense being reflected in the income statement.

Accordingly, we recorded an adjustment to reduce the carrying value of our 2013 Convertible Notes by  $73.0 million and recorded this amount in stockholders' equity. This adjustment was based on the calculated fair value of a similar debt instrument in August 2008 (at issuance) that did not have an associated equity component. The annual interest rate calculated for a similar debt instrument in August 2008 was 7.6%. The resulting discount is being amortized to interest expense over the remaining term of the convertible notes. The carrying value of the 2013 Convertible Notes was  $330.8 million and  $315.8 million at December 31, 2010 and 2009, respectively. We recognized interest expense of  $9.4 million in both 2010 and 2009 related to the stated 2.50% coupon. We recognized non-cash interest expense of  $15.0 million,  $13.8 million, and  $5.0 million in 2010, 2009 and 2008, respectively, for the amortization of the discount on the liability component.

Debt issuance costs of  $7.5 million were capitalized and are being amortized to interest expense over the term of the 2013 Convertible Notes. Unamortized debt issuance costs were  $3.7 million at December 31, 2010. Debt issuance costs of  $1.9 million were related to the equity component and were recorded as a reduction of additional paid-in capital.

For federal income tax purposes, the issuance of the 2013 Convertible Notes and the purchase of the convertible note hedges are treated as a single transaction whereby we are considered to have issued debt with an original issue discount. The amortization of this discount in future periods is deductible for tax purposes.

2011 Long-Term Notes: On May 11, 2001, we issued  $350 million of 10-year 7.375% notes ("2011 Notes") in a private offering to qualified institutional buyers under SEC Rule 144A. In August 2001, under the terms of an exchange offering filed with the SEC, we exchanged substantially all of these notes for a similar amount of publicly registered notes. The exchange resulted in substantially all of the notes becoming registered with the SEC and did not result in additional debt being issued.

The annual interest rate on the notes is 7.375% per annum, with interest payable on November 15 and May 15 of each year. The notes contain certain non-financial covenants and mature on May 15, 2011. In September 2009, we completed a tender offer to purchase for cash any and all of these notes. Upon expiration of the offer,  $43.2 million of the aggregate outstanding principal amount of the notes was validly tendered and accepted. We paid a total of  $46.6 million, which consisted of the purchase price of  $45.4 million for the tendered notes plus  $1.2 million in accrued and unpaid interest, to the holders of the tendered notes. We incurred  $0.2 million in expenses and adjusted the carrying value of the tendered notes by an incremental  $0.8 million to reflect a proportionate write-off of the balance associated with our fair value hedge included in long-term debt. This transaction resulted in a loss of  $1.6 million classified as other loss on our consolidated statements of income.

A portion of these notes were hedged by our interest rate swaps. Upon repurchase of these notes, we were required to discontinue the hedge accounting treatment associated with these derivative instruments, which used the short-cut method. The remaining balance associated with our fair value hedge was recorded as an adjustment to the carrying value of these notes and is being amortized to interest expense over the remaining term of the notes. At December 31, 2010, this carrying value adjustment was  $1.2 million. See Note 11 - "Derivative Financial Instruments," for more information on our interest rate swaps.

On January 4, 2011, we announced our intention to redeem any and all outstanding 2011 Notes on March 4, 2011. See Note 15 - "Subsequent Events" for more information.

Credit Facilities: Our  $325 million credit facility provided us a source of liquidity. Interest charges under this facility were derived using a base LIBOR rate plus a margin that changed based on our credit ratings. This facility had customary terms and covenants, and we were in compliance with these covenants at December 31, 2010. As of December 31, 2010, we had  $292.3 million in borrowing capacity available under the facility. We did not borrow under the facility during 2010, but we did arrange for the issuance of standby letters of credit totaling  $32.7 million under the facility.

This credit facility was scheduled to expire in May of 2011. On January 4, 2011, we terminated the facility and replaced it with a new  $450 million five-year asset-based revolving credit facility. See Note 15 - "Subsequent Events" for more information.

Share Repurchases	6 Months Ended
Jun. 30, 2011
Share Repurchases
Share Repurchases
NOTE 4 – SHARE REPURCHASES

During the second quarter of 2011, we paid  $101.4 million to purchase 6.3 million shares of our common stock in open market purchases. These purchases complete our  $610 million share repurchase authorization.

Plant Closure	6 Months Ended
Jun. 30, 2011
Plant Closure
Plant Closure
NOTE 5 – PLANT CLOSURE

During the second quarter we ceased production operations in our Chinese manufacturing plant. Since production operations ceased, we have continued to acquire inventory similar to that previously produced by this facility from alternative product sourcing channels. In conjunction with the plant closing, we incurred total costs of  $10.2 million for the first six months of 2011. We incurred  $7.1 million in compensation expense for severance packages for the termination of approximately 1,500 employees. We recorded a foreign currency exchange loss of  $1.5 million related to the reversal of our foreign currency cumulative translation adjustment, which is classified as a selling, general and administrative expense. We also recorded an inventory valuation loss of  $1.2 million, which is classified as additional cost of products sold, and accelerated depreciation of  $0.4 million. Future costs to manage the liquidation, which are not expected to be significant, will be expensed as incurred and will include compensation expense such as retention bonuses for the remaining employees, rent expense, and professional fees.

Net Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income Per Share
Net Income Per Share
NOTE 6 – NET INCOME PER SHARE

Basic net income per share is computed based on the weighted average number of common shares outstanding for each period presented. Diluted net income per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in our earnings.

The following table reconciles the numerator and denominator used in the basic and diluted net income per share calculations for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Numerator:
Income from continuing operations	$23.5	$49.5	$54.9	$94.8
Discontinued operations, net of taxes	1.4	3.5	5.1	8.3
Net income	$24.9	$53.0	$60.0	$103.1

Denominator:
Weighted-average common shares outstanding	103.7	125.8	104.9	125.8
Dilutive effect of stock-based awards	0.9	2.4	1.0	2.2
Weighted average shares for diluted net income per share	104.6	128.2	105.9	128.0

The following table includes common stock equivalents that were not included in the calculation of diluted net income per share for the periods presented:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Employee stock options (1)	2.3	1.9	2.3	2.0
Warrants to purchase common stock (1)	15.5	15.5	15.5	15.5
Convertible debt instruments (2)	15.5	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ( $36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ( $24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

NOTE 10 – NET INCOME PER SHARE

Basic net income per share is computed based only on the weighted average number of common shares outstanding for each period presented. Diluted net income per share reflects the potential dilution that would have occurred if securities or other contracts to issue common stock were exercised, converted, or resulted in the issuance of common stock that would have then shared in the earnings of the entity.

The following table reconciles the numerator and denominator used in the basic and diluted earnings per share calculations for the years ended December 31, 2010, 2009 and 2008.

(In millions, except per share amounts)	2010	2009	2008

Numerator:
Income from continuing operations	$190.7	$196.5	$183.2
Discontinued operations, net of taxes	15.4	8.5	6.2
Net income	$206.1	$205.0	$189.4

Denominator:
Weighted-average common shares outstanding	120.5	125.4	129.0
Dilutive effect of stock-based awards	2.2	0.7	0.1
Weighted average shares for diluted net income per share	122.7	126.1	129.1

Common stock equivalents that were not included in the calculation of diluted net income per share:
Employee stock options (1)	1.8	4.6	8.6
Warrants to purchase common stock (1)	15.5	15.5	15.5
Convertible debt Instruments (2)	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ( $36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ( $24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

Comprehensive Income	6 Months Ended
Jun. 30, 2011
Comprehensive Income
Comprehensive Income
NOTE 7 – COMPREHENSIVE INCOME

Comprehensive income was  $26.3 million for the second quarter and  $63.4 million for the first six months of 2011, compared with  $49.7 million and  $103.3 million, respectively, for the same periods last year. In addition to net income, the other components of comprehensive income, all net of tax, were foreign currency translation adjustments and the amortization of a prior-year gain on a cash flow hedge.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Financial Instruments
Derivative Financial Instruments
NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the Financial Accounting Standards Board's ("FASB") accounting guidance on the accounting for derivative instruments and hedging activities. We do not hold or issue derivative financial instruments for trading or speculative purposes. To qualify for hedge accounting, derivatives must meet defined correlation and effectiveness criteria, be designated as a hedge, and result in cash flows and financial statement effects that substantially offset those of the position being hedged.

By using these derivative instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the potential failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high quality counterparties and do not anticipate significant losses due to our counterparties' nonperformance. Market risk is the adverse effect on the value of a financial instrument that results from a change in the rate or value of the underlying item being hedged. We minimize this market risk by establishing and monitoring internal controls over our hedging activities, which include policies and procedures that limit the types and degree of market risk that may be undertaken.

Interest Rate Swap Agreements: We previously used interest rate-related derivative instruments to manage our exposure to fluctuations of interest rates. In June and August 2003, we entered into interest rate swap agreements with underlying notional amounts of debt of  $100 million and  $50 million, respectively, and both matured in May 2011. These swaps effectively converted a portion of our long-term fixed rate debt to a variable rate. We entered into these agreements to balance our fixed versus floating rate debt portfolio to continue to take advantage of lower short-term interest rates. Under these agreements, we contracted to pay a variable rate of LIBOR plus a markup and to receive an annual fixed rate of 7.375%.

The final measurement date on these contracts was February 15, 2011. Therefore, the cash flows from the contracts were fixed through their expiration dates and ceased fluctuating with interest rate changes after that date.

We held these instruments until their maturities in May 2011. Changes in fair value of these instruments were recorded in earnings as an adjustment to interest expense. These adjustments resulted in increases in interest expense of  $0.6 million for the second quarter and  $1.9 million for the first six months of 2011, compared with  $1.0 million and  $1.4 million, respectively, for the same periods last year.

NOTE 11 – DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the FASB's accounting guidance on the accounting for derivative instruments and hedging activities. We do not hold or issue derivative financial instruments for trading or speculative purposes. To qualify for hedge accounting, derivatives must meet defined correlation and effectiveness criteria, be designated as a hedge and result in cash flows and financial statement effects that substantially offset those of the position being hedged.

By using these derivative instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the potential failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high quality counterparties and do not anticipate significant losses due to our counterparties' nonperformance. Market risk is the adverse effect on the value of a financial instrument that results from a change in the rate or value of the underlying item being hedged. We minimize this market risk by establishing and monitoring internal controls over our hedging activities, which include policies and procedures that limit the types and degree of market risk that may be undertaken.

Interest Rate Swap Agreements: We use interest rate-related derivative instruments to manage our exposure to fluctuations of interest rates. In June and August 2003, we entered into interest rate swap agreements with underlying notional amounts of debt of  $100 million and  $50 million, respectively, and both with maturities in May 2011. These swaps effectively convert a portion of our long-term fixed rate debt to a variable rate. We entered into these agreements to balance our fixed versus floating rate debt portfolio to continue to take advantage of lower short-term interest rates. Under these agreements, we have contracted to pay a variable rate of LIBOR plus a markup and to receive fixed rates of 7.375%.

The swap agreements were originally designated as fair value hedges of the related debt and met the requirements to be accounted for under the short-cut method, resulting in no ineffectiveness in the hedging relationship. The periodic interest settlements, which occur at the same interval as the interest payments on the 2011 Notes, are recorded as interest expense. The gain or loss on these derivatives, as well as the offsetting loss or gain on the related debt, was recognized in current earnings, but had a net earnings effect of zero due to short-cut method accounting.

In September 2009, we repurchased  $43.2 million of our 7.375% unsecured notes due in 2011. A portion of these notes were hedged by our interest rate swaps. Upon repurchase of these notes, we were required to discontinue the hedge accounting treatment associated with these derivative instruments which used the short-cut method. We intend to hold these instruments until their maturities. Changes in fair value of these instruments are recorded in earnings as an adjustment to interest expense. These adjustments resulted in increases in interest expense of  $3.4 million and  $0.6 million in 2010 and 2009, respectively.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements
NOTE 9 FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

As of December 31, 2010
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (2)	$1.9	--	$1.9	--

As of June 30, 2010
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (2)	$3.8	--	$3.8	--

(1)	These interest rate swaps served as economic hedges on our 2011 Notes and expired in May 2011.
(2)	Included in other current assets

The FASB's accounting guidance utilizes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value into three broad levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: Inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active

Level 3: Unobservable inputs that reflect the reporting entity's own assumptions

The fair values of our interest rate swaps are the estimated amounts we would have received to settle the agreements. Other financial instruments not measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and long-term debt. With the exception of long-term debt, the financial statement carrying amounts of these items approximate their fair values due to their short-term nature. Estimated fair values for long-term debt have been determined using recent trading activity and/or bid/ask spreads.

Carrying amounts and the related estimated fair value of our debt financial instruments are as follows:

	June 30, 2011		December 31, 2010
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Total debt	$662.2	$693.3	$639.8	$713.1

The fair value of our 2.5% convertible notes due in 2013 was  $377.6 million at June 30, 2011, compared with  $400.7 million at December 31, 2010. The fair value of the 2019 Notes was  $314.7 million at June 30, 2011. The fair value of the 2011 Notes was  $311.4 million at December 31, 2010.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets (Liabilities)	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

Three Months Ended June 30, 2011
Long-lived assets held and used	$0.3	--	--	$0.3

For the three months ended June 30, 2011, long-lived assets held and used in certain locations of our U.S. RadioShack company-operated stores segment with a total carrying value of  $0.9 million were written down to their fair value of  $0.3 million, resulting in an impairment charge of  $0.6 million that was included in earnings for the period. The inputs used to calculate the fair value of these long-lived assets included the projected cash flows and a risk-adjusted rate of return that we estimated would be used by a market participant in valuing these assets.

NOTE 12 – FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets (Liabilities)	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

As of December 31, 2010
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (2)	$1.9	--	$1.9	--

As of December 31, 2009
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (3)	$5.3	--	$5.3	--

(1)	These interest rate swaps serve as economic hedges on our 2011 Notes
(2)	Included in other current assets
(3)	Included in other assets, net

The FASB's accounting guidance utilizes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value into three broad levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities

•
Level 2: Inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active

•	Level 3: Unobservable inputs that reflect the reporting entity's own assumptions

The fair values of our interest rate swaps are the estimated amounts we would have received to settle the agreements. Other financial instruments not measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, and long-term debt. With the exception of long-term debt, the financial statement carrying amounts of these items approximate their fair values due to their short-term nature. Estimated fair values for long-term debt have been determined using recent trading activity and/or bid/ask spreads.

Carrying amounts and the related estimated fair value of our debt financial instruments are as follows:

	December 31, 2010		December 31, 2009
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Total debt	$639.8	$713.1	$627.8	$740.2

The fair values of our 2013 Convertible Notes and 2011 Notes at December 31, 2010, were  $400.7 million and  $311.4 million, respectively, compared with  $422.5 million and  $316.7, respectively, at December 31, 2009.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets (Liabilities)	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

Year Ended December 31, 2010
Long-lived assets held and used	$0.9	--	--	$0.9

Year Ended December 31, 2009
Long-lived assets held and used	$1.0	--	--	$1.0

In 2010, long-lived assets held and used in certain locations of our U.S. RadioShack company-operated stores segment and certain test store formats classified as other operations with a total carrying value of  $4.9 million were written down to their fair value of  $0.9 million, resulting in an impairment charge of  $4.0 million that was included in earnings for the period. The inputs used to calculate the fair value of these long-lived assets included the projected cash flows and a risk-adjusted rate of return that we estimated would be used by a market participant in valuing these assets.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies
NOTE 10 – COMMITMENTS AND CONTINGENCIES

Brookler v. RadioShack Corporation: On October 10, 2008, the Los Angeles County Superior Court granted our second Motion for Class Decertification in the class action lawsuit of Brookler v. RadioShack Corporation. Plaintiffs' claims that we violated California's wage and hour laws relating to meal periods were originally certified as a class action on February 8, 2006. Our first Motion for Decertification of the class was denied on August 29, 2007. After a California Appellate Court's favorable decision in the similar case of Brinker Restaurant Corporation v. Superior Court, we again sought class decertification. Based on the California Appellate Court's decision in Brinker, the trial court granted our second motion. The plaintiffs in Brookler have appealed this ruling. Due to the unsettled nature of California state law regarding the employers' standard of liability for meal periods, we and the Brookler plaintiffs requested that the California appellate court stay its ruling on the plaintiffs' appeal of the class decertification ruling, pending the California Supreme Court's decision in Brinker. The appellate court denied this joint motion and then heard oral arguments for this matter on August 5, 2010. On August 26, 2010, the Court of Appeals reversed the trial court's decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which granted review and placed the matter on hold pending its decision in the Brinker matter. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our financial position, results of operations, and cash flows in the period in which any such resolution is recorded.

T-Mobile: We previously notified T-Mobile that it had breached its agreement with us through which we offer T-Mobile wireless products and services in our U.S. company-operated stores. On July 26, 2011, we announced that we will cease offering T-Mobile wireless products and services in those stores on September 14, 2011. See Note 12, "Subsequent Events," for more information regarding these developments.

Song-Beverly Credit Card Act: In November 2010, RadioShack received the first of four putative class action lawsuits in California (Sosinov v. RadioShack, Los Angeles Superior Court; Bitter v. RadioShack, Federal District Court, Central District of California; Moreno v. RadioShack, Federal District Court, Southern District of California; and Grant v. RadioShack, San Francisco Superior Court), seeking damages under California's Song-Beverly Credit Card Act (the "Act"). Plaintiffs claim that under one section of the Act, retailers such as RadioShack are prohibited from recording certain personal identification information regarding their customers while processing credit card transactions unless certain statutory exceptions are applicable. The Act states that any person who violates this section shall be subject to a civil penalty not to exceed two hundred fifty dollars ( $250) for the first violation and one thousand dollars ( $1,000) for each subsequent violation. In each matter, plaintiffs allege that RadioShack violated the Act by asking them for personal identification information and then recording it. These matters are in an early stage and discovery has just begun. We are defending these matters, but are unable to determine their likely outcome.

We have various other pending claims, lawsuits, disputes with third parties, investigations and actions incidental to the operation of our business. Although occasional adverse settlements or resolutions may occur and negatively affect earnings in the period or year of settlement, it is our belief that their ultimate resolution will not materially adversely affect our financial position or liquidity.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Lease Commitments: We lease rather than own most of our facilities. Our lease agreements expire at various dates through 2025. Some of these leases are subject to renewal options and provide for the payment of taxes, insurance and maintenance. Our retail locations comprise the largest portion of our leased facilities. These locations are primarily in major shopping malls and shopping centers owned by other companies. Some leases are based on a minimum rental plus a percentage of the store's sales in excess of a stipulated base figure (contingent rent). Certain leases contain escalation clauses. We also lease a distribution center in Mexico and our corporate headquarters. Additionally, we lease automobiles and information systems equipment.

Future minimum rent commitments at December 31, 2010, under non-cancelable operating leases (net of immaterial amounts of sublease rent income), are included in the following table.

(In millions)	Operating Leases
2011	$196.7
2012	140.1
2013	93.7
2014	60.1
2015	39.1
2016 and thereafter	33.2
Total minimum lease payments	$562.9

Rent Expense:
	Year Ended December 31,
(In millions)	2010	2009	2008
Minimum rents	$224.6	$224.3	$228.8
Occupancy cost	37.6	39.3	38.0
Contingent rents	5.0	4.7	4.0
Total rent expense	$267.2	$268.3	$270.8

Litigation: On October 10, 2008, the Los Angeles County Superior Court granted our second Motion for Class Decertification in the class action lawsuit of Brookler v. RadioShack Corporation. Plaintiffs' claims that we violated California's wage and hour laws relating to meal periods were originally certified as a class action on February 8, 2006. Our first Motion for Decertification of the class was denied on August 29, 2007. After a California Appellate Court's favorable decision in the similar case of Brinker Restaurant Corporation v. Superior Court, we again sought class decertification. Based on the California Appellate Court's decision inBrinker, the trial court granted our second motion. The plaintiffs in Brookler have appealed this ruling. Due to the unsettled nature of California state law regarding the employers' standard of liability for meal periods, we and the Brookler plaintiffs requested that the California appellate court stay its ruling on the plaintiffs' appeal of the class decertification ruling, pending the California Supreme Court's decision in Brinker. The appellate court denied this joint motion and then heard oral arguments for this matter on August 5, 2010. On August 26, 2010, the Court of Appeals reversed the trial court's decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which is currently pending. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our financial position, results of operations, and cash flows in the period in which any such resolution is recorded.

On June 7, 2007, a purported class action lawsuit, Richard Stuart v. RadioShack Corporation, et al, was filed against RadioShack in the U.S. District Court for the Northern District of California, based on allegations that RadioShack failed to properly reimburse its employees in California for mileage expenses associated with their use of personal vehicles to make transfers of merchandise between our stores. On February 9, 2009, the court granted the plaintiffs' Motion for Class Certification. Following mediation, the parties reached agreement to settle the lawsuit for a total of  $4.5 million, subject to court approval. On April 19, 2010, the court granted preliminary approval of the settlement, and on August 9, 2010, granted final approval. The settlement proceeds were delivered to the claim administrator for distribution to the class members and others on October 1, 2010.

Separate from our wireless service provider settlement agreement discussed in Note 14, we notified T-Mobile that they had breached their agreement with us. Under the agreement, T-Mobile has until March 21, 2011, to cure the breaches. In the event that T-Mobile is unable to cure the breaches, we have the right to terminate the agreement. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our results of operations, financial condition and business operations.

We have various other pending claims, lawsuits, disputes with third parties, investigations and actions incidental to the operation of our business, including certain cases discussed generally below under "Continuing Lease Obligations." Although occasional adverse settlements or resolutions may occur and negatively affect earnings in the period or year of settlement, it is our belief that their ultimate resolution will not have a material adverse effect on our financial position or liquidity.

Continuing Lease Obligations: We have obligations under retail leases for locations that we assigned to other businesses. The majority of these lease obligations arose from leases for which CompUSA Inc. ("CompUSA") assumed responsibility as part of its purchase of our Computer City, Inc. subsidiary in August 1998. Because the company that assumed responsibility for these leases has ceased operations, we may be responsible for rent due under the leases.

Following an announcement by CompUSA in February 2007 of its intention to close as many as 126 stores and an announcement in December 2007 that it had been acquired by Gordon Brothers Group, CompUSA's stores ceased operations in January 2008. We may be responsible for rent due on a portion of the leases that relate to the closed stores. As of February 3, 2011, we had been named as a defendant in a total of 13 lawsuits from lessors seeking payment from us, 12 of which have been resolved.

Based on all available information pertaining to the status of these lawsuits, and after applying the FASB's accounting guidance on accounting for contingencies, the balance of our accrual for these obligations was  $2.4 million and  $6.2 million at December 31, 2010 and 2009, respectively. We will continue to monitor this situation for new information on outstanding litigation and settlements, but we do not consider the amounts of these obligations, both individually and in the aggregate, to be material to our results of operations or financial position.

Purchase Obligations: We had purchase obligations of  $291.8 million at December 31, 2010, which include product commitments, marketing agreements and freight commitments. Of this amount,  $268.4 million related to 2011.

Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting
Segment Reporting
NOTE 11 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,463 U.S. company-operated retail stores, all operating under the RadioShack brand name. Our kiosk operations consist of our network of 1,481 kiosks located in Target stores. We previously elected to separately present the results of our kiosk operations; however, in conjunction with the reclassification of our Sam's Club kiosks to discontinued operations, we have included the results of our remaining kiosks with those of our other business activities that do not meet the quantitative thresholds for separate disclosure. We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the table below, as these are managed on a company-wide level and are not fully allocated to segments for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales through our kiosks, sales to our independent dealers, sales generated by our www.radioshack.com website and our Mexican subsidiary, sales to commercial customers, and sales to other third parties through our global sourcing and manufacturing operations.

Revenue by reportable segment is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$797.8	$873.9	$1,693.0	$1,773.6
Other	144.1	88.4	266.3	180.4
	$941.9	$962.3	$1,959.3	$1,954.0

Operating income by reportable segment and the reconciliation to income from continuing operations before income taxes are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$137.1	$161.5	$289.1	$325.3
Other (1)	(6.1)	8.9	(4.5)	19.5
	131.0	170.4	284.6	344.8

Unallocated (2)	(82.1)	(79.8)	(170.6)	(171.3)
Operating income	48.9	90.6	114.0	173.5

Interest income	0.5	0.7	0.8	1.3
Interest expense	(10.9)	(10.7)	(20.6)	(20.6)
Other loss	--	--	(4.1)	--
Income from continuing operations before income taxes	$38.5	$80.6	$90.1	$154.2

(1)	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

NOTE 16 – SEGMENT REPORTING

The U.S. RadioShack company-operated stores segment consists solely of our 4,486 U.S. company-operated retail stores, all operating under the RadioShack brand name.

We evaluate the performance of our segments based on operating income, which is defined as sales less cost of products sold and certain direct operating expenses, including labor, rent, and occupancy costs. Asset balances by segment have not been included in the segment table below, as these are managed on a company-wide level and are not fully allocated to each segment for management reporting purposes. Amounts in the other category reflect our business activities that are not separately reportable, which include sales through our kiosks, sales to our independent dealers, sales generated by our www.radioshack.com website and our Mexican subsidiary, sales to commercial customers, and sales to other third parties through our global sourcing and manufacturing operations.

Our kiosk operations consist of our network of 850 kiosks, located in Target stores. In April 2009 we agreed with Sprint to cease our arrangement to jointly operate the Sprint-branded kiosks in operation at that date. This agreement allowed us to operate these kiosks under the Sprint name for a reasonable period of time, allowing us to transition the kiosks to a new format. In August 2009, we transitioned these kiosks to multiple wireless carrier RadioShack-branded locations. They are now managed and reported as extensions of existing RadioShack company-operated stores located in the same shopping malls.

	Year Ended December 31,
(In millions)	2010	2009	2008
Net sales and operating revenues:
U.S. RadioShack company-operated stores	$3,808.2	$3,650.9	$3,611.1
Other (1)	457.6	422.7	423.7
	$4,265.8	$4,073.6	$4,034.8

Operating income:
U.S. RadioShack company-operated stores	$675.4	$702.8	$716.4
Other (1)	37.8	41.4	41.4
	713.2	744.2	757.8

Unallocated (2) (3)	(363.0)	(388.7)	(446.7)
Operating income	350.2	355.5	311.1

Interest income	2.6	4.8	14.6
Interest expense	(41.9)	(44.1)	(34.9)
Other loss	--	(1.6)	(2.4)
Income from continuing operations before income taxes	$310.9	$314.6	$288.4

Depreciation and amortization:
U.S. RadioShack company-operated stores	$45.4	$45.8	$52.9
Other	5.2	6.4	2.7
	50.6	52.2	55.6
Unallocated (4)	32.8	38.1	38.6
Depreciation and amortization from continuing operations	83.4	90.3	94.2
Depreciation and amortization from discontinued operations	0.8	2.6	4.9
	$84.2	$92.9	$99.1

(1)	Net sales and operating revenues and operating income for 2010 and 2009 include the consolidation of our Mexican subsidiary.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, as well as advertising, insurance, distribution and information technology costs plus certain unusual or infrequent gains or losses.

(3)	Unallocated operating income for 2008 includes net charges aggregating $12.1 million associated with the amended lease for our corporate headquarters.
(4)	Depreciation and amortization included in the unallocated category primarily relate to our information technology assets.

Product Sales Information: Our consolidated net sales and operating revenues are summarized by groups of similar products and services, as follows:

	Consolidated Net Sales and Operating Revenues
	Year Ended December 31,
(In millions)	2010		2009		2008
Wireless	$1,935.8	45.4%	$1,446.3	35.5%	$1,212.7	30.1%
Accessory	845.7	19.8	1,024.1	25.1	1,127.7	27.9
Modern home	516.3	12.1	585.0	14.4	556.4	13.8
Personal electronics	412.3	9.7	463.6	11.4	565.4	14.0
Power	221.9	5.2	225.2	5.5	242.8	6.0
Technical	179.5	4.2	181.2	4.4	184.5	4.6
Service	128.3	3.0	112.8	2.8	93.1	2.3
Other sales	26.0	0.6	35.4	0.9	52.2	1.3
Consolidated net sales and operating revenues	$4,265.8	100.0%	$4,073.6	100.0%	$4,034.8	100.0%

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
NOTE 12 – SUBSEQUENT EVENTS

On July 26, 2011, we announced that we will begin offering Verizon Wireless products and services in our U.S. company-operated stores beginning on September 15, 2011, and that we will cease offering T-Mobile wireless products and services in our U.S. company-operated stores on September 14, 2011. In conjunction with this transition, we recognized a  $3.0 million inventory valuation loss in the second quarter with respect to T-Mobile wireless handsets we had on hand at June 30, 2011, which was classified as additional cost of products sold. Furthermore, in conjunction with this transition, we will incur an additional charge to earnings of approximately  $23 million in the third quarter of 2011 relating to a payment to T-Mobile and an estimated additional inventory valuation loss for handsets purchased after June 30, 2011. We will continue to offer T-Mobile postpaid wireless products and services in approximately 680 of the Target Mobile centers we operate.

SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENTS

On January 4, 2011, we terminated our  $325 million credit facility and entered into a five-year,  $450 million revolving credit agreement ("2016 Credit Facility") with a group of lenders with Bank of America, N.A., as administrative agent. The 2016 Credit Facility expires on January 4, 2016. The 2016 Credit Facility may be used for general corporate purposes and the issuance of letters of credit. This facility is secured by substantially all of the Company's inventory, accounts receivable, cash and cash equivalents, and certain other personal property.

Borrowings under the 2016 Credit Facility are subject to a borrowing base of certain secured assets and bear interest, at our option, at a bank's prime rate plus 1.25% to 1.75% or LIBOR plus 2.25% to 2.75%. The applicable rates in these ranges are based on the aggregate average availability under the facility.

The 2016 Credit Facility also contains a  $150 million sub-limit for the issuance of standby and commercial letters of credit. Issued letters of credit will reduce the amount available under the credit facility. Letter of credit fees are 2.25% to 2.75% for standby letters of credit or 1.125% to 1.375% for commercial letters of credit.

We pay commitment fees to the lenders at an annual rate of 0.50% of the unused amount of the credit facility. No borrowings, other than the issuance of letters of credit totaling  $32.8 million as of February 15, 2011, have been made under the 2016 Credit Facility.

The 2016 Credit Facility contains affirmative and negative covenants that, among other things, restrict certain payments, including dividends and share repurchases. Also, we will be subject to a minimum consolidated fixed charge coverage ratio if our unused amount under the facility is less than the greater of 12.5% of the maximum borrowing amount and  $45.0 million.

We are generally free to pay dividends and repurchase shares as long as the current and projected unused amount under the facility is greater than 17.5% of the maximum borrowing amount and the minimum consolidated fixed charge coverage ratio is maintained. We may pay dividends and repurchase shares without regard to the Company's consolidated fixed charge coverage ratio as long as the current and projected unused amount under the facility is greater than 75% of the maximum borrowing amount and cash on hand is used for the dividends or share repurchases.

As a condition of the 2016 Credit Facility, we were required to eliminate the restrictive covenants associated with our 2011 Notes. On January 4, 2011, we transferred  $318.1 million to the trustee for the 2011 Notes that will be used to pay principal and interest amounts due on redemption of these notes. In connection with the deposit of these funds, the trustee acknowledged the satisfaction and discharge of the indenture as to the 2011 Notes, which had the effect of eliminating the restrictive covenants referred to above. This redemption is currently scheduled to take place on March 4, 2011. Any amounts remaining with the trustee after the redemption of the 2011 Notes will be returned to us.

Quarterly Data (Unaudited)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)
NOTE 13 – QUARTERLY DATA

The following tables present our quarterly results for certain prior periods after giving effect to the reclassification of our Sam's Club kiosks from our kiosks segment to discontinued operations. As our operations are predominantly retail oriented, our business is subject to seasonal fluctuations, with the fourth quarter generally being the most significant in terms of sales and profits because of the winter holiday selling season.

	Three Months Ended
(In millions, except per share amounts)	March 31, 2011	June 30, 2011

Net sales and operating revenues	$1,017.4	$941.9
Cost of products sold	563.0	509.8
Gross profit	454.4	432.1

Operating expenses:
Selling, general and administrative	370.6	364.3
Depreciation and amortization	18.3	18.3
Impairment of long-lived assets	0.4	0.6
Total operating expenses	389.3	383.2

Operating income	65.1	48.9

Interest income	0.3	0.5
Interest expense	(9.7)	(10.9)
Other loss	(4.1)	--

Income from continuing operations before income taxes	51.6	38.5
Income tax expense	20.2	15.0

Income from continuing operations	31.4	23.5
Discontinued operations, net of income taxes	3.7	1.4

Net income	$35.1	$24.9

Basic net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (basic)	$0.33	$0.24

Diluted net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (diluted)	$0.33	$0.24

Shares used in computing net income per share:

Basic	106.2	103.7

Diluted	107.4	104.6

	Three Months Ended
(In millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010

Net sales and operating revenues	$991.7	$962.3	$1,002.0	$1,309.8
Cost of products sold	525.2	505.1	549.0	772.8
Gross profit	466.5	457.2	453.0	537.0

Operating expenses:
Selling, general and administrative	363.4	347.0	352.5	420.9
Depreciation and amortization	19.9	19.2	18.3	18.3
Impairment of long-lived assets	0.3	0.4	2.4	0.9
Total operating expenses	383.6	366.6	373.2	440.1

Operating income	82.9	90.6	79.8	96.9

Interest income	0.6	0.7	0.8	0.5
Interest expense	(9.9)	(10.7)	(10.4)	(10.9)

Income from continuing operations before income taxes	73.6	80.6	70.2	86.5
Income tax expense	28.3	31.1	27.4	33.4

Income from continuing operations	45.3	49.5	42.8	53.1
Discontinued operations, net of income taxes	4.8	3.5	3.2	3.9

Net income	$50.1	$53.0	$46.0	$57.0

Basic net income per share:
Income per share from continuing operations	$0.36	$0.39	$0.35	$0.48
Income per share from discontinued operations	0.04	0.03	0.03	0.04
Net income per share (basic)	$0.40	$0.42	$0.38	$0.52

Diluted net income per share:
Income per share from continuing operations	$0.35	$0.39	$0.35	$0.47
Income per share from discontinued operations	0.04	0.02	0.02	0.04
Net income per share (diluted)	$0.39	$0.41	$0.37	$0.51

Shares used in computing net income per share:

Basic	125.7	125.8	121.0	109.8

Diluted	127.9	128.2	123.1	111.9

	Three Months Ended
(In millions, except per share amounts)	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009

Net sales and operating revenues	$956.1	$919.7	$938.9	$1,258.9
Cost of products sold	509.3	496.3	489.8	705.1
Gross profit	446.8	423.4	449.1	553.8

Operating expenses:
Selling, general and administrative	346.8	318.3	363.1	406.8
Depreciation and amortization	20.6	20.3	19.8	20.4
Impairment of long-lived assets	0.2	0.3	0.5	0.5
Total operating expenses	367.6	338.9	383.4	427.7

Operating income	79.2	84.5	65.7	126.1

Interest income	1.5	1.5	0.9	0.9
Interest expense	(11.5)	(11.1)	(11.2)	(10.3)
Other loss	--	--	(1.6)	--

Income from continuing operations before income taxes	69.2	74.9	53.8	116.7
Income tax expense	26.6	28.1	18.7	44.7

Income from continuing operations	42.6	46.8	35.1	72.0
Discontinued operations, net of income taxes	0.5	2.0	2.3	3.7

Net income	$43.1	$48.8	$37.4	$75.7

Basic net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (basic)	$0.34	$0.39	$0.30	$0.60

Diluted net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (diluted)	$0.34	$0.39	$0.30	$0.60

Shares used in computing net income per share:

Basic	125.4	125.4	125.5	125.5

Diluted	125.4	125.8	126.3	127.1

The sum of the quarterly net income per share amounts may not total to each full year amount because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common stock equivalent shares outstanding for each period, including the effect of dilutive securities for that period.

NOTE 17 – QUARTERLY DATA (UNAUDITED)

As our operations are predominantly retail oriented, our business is subject to seasonal fluctuations, with the fourth quarter generally being the most significant in terms of sales and profits because of the winter holiday selling season.

	Three Months Ended
(In millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31 2010

Net sales and operating revenues	$991.7	$962.3	$1,002.0	$1,309.8
Cost of products sold	525.2	505.1	549.0	772.8
Gross profit	466.5	457.2	453.0	537.0

Operating expenses:
Selling, general and administrative	363.4	347.0	352.5	420.9
Depreciation and amortization	19.9	19.2	18.3	18.3
Impairment of long-lived assets	0.3	0.4	2.4	0.9
Total operating expenses	383.6	366.6	373.2	440.1

Operating income	82.9	90.6	79.8	96.9

Interest income	0.6	0.7	0.8	0.5
Interest expense	(9.9)	(10.7)	(10.4)	(10.9)

Income from continuing operations before income taxes	73.6	80.6	70.2	86.5
Income tax expense	28.3	31.1	27.4	33.4

Income from continuing operations	45.3	49.5	42.8	53.1
Discontinued operations, net of income taxes	4.8	3.5	3.2	3.9

Net income	$50.1	$53.0	$46.0	$57.0

Basic net income per share:
Income per share from continuing operations	$0.36	$0.39	$0.35	$0.48
Income per share from discontinued operations	0.04	0.03	0.03	0.04
Net income per share (basic)	$0.40	$0.42	$0.38	$0.52

Diluted net income per share:
Income per share from continuing operations	$0.35	$0.39	$0.35	$0.47
Income per share from discontinued operations	0.04	0.02	0.02	0.04
Net income per share (diluted)	$0.39	$0.41	$0.37	$0.51

Shares used in computing net income per share:

Basic	125.7	125.8	121.0	109.8

Diluted	127.9	128.2	123.1	111.9

	Three Months Ended
(In millions, except per share amounts)	March 31, 2009	June 30, 2009	September 30, 2009	December 31 2009

Net sales and operating revenues	$956.1	$919.7	$938.9	$1,258.9
Cost of products sold	509.3	496.3	489.8	705.1
Gross profit	446.8	423.4	449.1	553.8

Operating expenses:
Selling, general and administrative	346.8	318.3	363.1	406.8
Depreciation and amortization	20.6	20.3	19.8	20.4
Impairment of long-lived assets	0.2	0.3	0.5	0.5
Total operating expenses	367.6	338.9	383.4	427.7

Operating income	79.2	84.5	65.7	126.1

Interest income	1.5	1.5	0.9	0.9
Interest expense	(11.5)	(11.1)	(11.2)	(10.3)
Other loss	--	--	(1.6)	--

Income from continuing operations before income taxes	69.2	74.9	53.8	116.7
Income tax expense	26.6	28.1	18.7	44.7

Income from continuing operations	42.6	46.8	35.1	72.0
Discontinued operations, net of income taxes	0.5	2.0	2.3	3.7

Net income	$43.1	$48.8	$37.4	$75.7

Basic net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (basic)	$0.34	$0.39	$0.30	$0.60

Diluted net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (diluted)	$0.34	$0.39	$0.30	$0.60

Shares used in computing net income per share:

Basic	125.4	125.4	125.5	125.5

Diluted	125.4	125.8	126.3	127.1

The sum of the quarterly net income per share amounts may not total to each full year amount because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common stock equivalent shares outstanding for each period, including the effect of dilutive securities for that period.

Supplemental Guarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information
Supplemental Guarantor Financial Information
NOTE 14 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The obligation to pay principal and interest on the 2019 Notes is jointly and severally guaranteed on a full and unconditional basis by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of subsidiaries are, therefore, reflected in the parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Income (unaudited)

For the Three Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$927.9	$802.1	$37.6	$(825.7)	$941.9
Cost of products sold	573.7	734.0	27.8	(825.7)	509.8
Gross profit	354.2	68.1	9.8	--	432.1

Operating expenses:
Selling, general and administrative	320.7	25.7	17.9	--	364.3
Depreciation and amortization	16.6	0.8	0.9	--	18.3
Impairment of long-lived assets	0.6	--	--	--	0.6
Total operating expenses	337.9	26.5	18.8	--	383.2

Operating income (loss)	16.3	41.6	(9.0)	--	48.9

Interest income	0.2	2.4	1.4	(3.5)	0.5
Interest expense	(14.4)	--	--	3.5	(10.9)

Income (loss) from continuing operations before income taxes	2.1	44.0	(7.6)	--	38.5
Income tax (benefit) expense	(2.2)	16.6	0.6	--	15.0
Equity in earnings of subsidiaries, net of income taxes	20.6	(9.0)	--	(11.6)	--

Income (loss) from continuing operations	24.9	18.4	(8.2)	(11.6)	23.5
Discontinued operations, net of income taxes	--	1.4	--	--	1.4

Net income (loss)	$24.9	$19.8	$(8.2)	$(11.6)	$24.9

Condensed Consolidating Statements of Income (unaudited)

For the Three Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$969.1	$748.3	$32.6	$(787.7)	$962.3
Cost of products sold	576.7	692.3	23.8	(787.7)	505.1
Gross profit	392.4	56.0	8.8	--	457.2

Operating expenses:
Selling, general and administrative	332.6	4.5	9.9	--	347.0
Depreciation and amortization	18.4	0.4	0.4	--	19.2
Impairment of long-lived assets	0.4	--	--	--	0.4
Total operating expenses	351.4	4.9	10.3	--	366.6

Operating income (loss)	41.0	51.1	(1.5)	--	90.6

Interest income	0.4	2.4	1.4	(3.5)	0.7
Interest expense	(14.2)	--	--	3.5	(10.7)

Income (loss) from continuing operations before income taxes	27.2	53.5	(0.1)	--	80.6
Income tax expense (benefit)	11.4	19.8	(0.1)	--	31.1
Equity in earnings of subsidiaries, net of income taxes	37.2	(0.5)	--	(36.7)	--

Income from continuing operations	53.0	33.2	--	(36.7)	49.5
Discontinued operations, net of income taxes	--	3.5	--	--	3.5

Net income	$53.0	$36.7	$--	$(36.7)	$53.0

Condensed Consolidating Statements of Income (unaudited)

For the Six Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,955.5	$1,696.8	$73.8	$(1,766.8)	$1,959.3
Cost of products sold	1,224.4	1,562.3	52.9	(1,766.8)	1,072.8
Gross profit	731.1	134.5	20.9	--	886.5

Operating expenses:
Selling, general and administrative	660.4	44.6	29.9	--	734.9
Depreciation and amortization	33.5	1.4	1.7	--	36.6
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	694.9	46.0	31.6	--	772.5

Operating income (loss)	36.2	88.5	(10.7)	--	114.0

Interest income	0.3	5.2	2.8	(7.5)	0.8
Interest expense	(28.1)	--	--	7.5	(20.6)
Other loss	(4.1)	--	--	--	(4.1)

Income (loss) from continuing operations before income taxes	4.3	93.7	(7.9)	--	90.1
Income tax (benefit) expense	(0.6)	34.6	1.2	--	35.2
Equity in earnings of subsidiaries, net of income taxes	55.1	(10.1)	--	(45.0)	--

Income (loss) from continuing operations	60.0	49.0	(9.1)	(45.0)	54.9
Discontinued operations, net of income taxes	--	5.1	--	--	5.1

Net income (loss)	$60.0	$54.1	$(9.1)	$(45.0)	$60.0

Condensed Consolidating Statements of Income (unaudited)

For the Six Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,965.7	$1,573.0	$66.5	$(1,651.2)	$1,954.0
Cost of products sold	1,177.9	1,455.2	48.4	(1,651.2)	1,030.3
Gross profit	787.8	117.8	18.1	--	923.7

Operating expenses:
Selling, general and administrative	681.8	10.1	18.5	--	710.4
Depreciation and amortization	37.0	1.0	1.1	--	39.1
Impairment of long-lived assets	0.7	--	--	--	0.7
Total operating expenses	719.5	11.1	19.6	--	750.2

Operating income (loss)	68.3	106.7	(1.5)	--	173.5

Interest income	0.5	4.6	2.9	(6.7)	1.3
Interest expense	(27.3)	--	--	6.7	(20.6)

Income from continuing operations before income taxes	41.5	111.3	1.4	--	154.2
Income tax expense	17.6	41.3	0.5	--	59.4
Equity in earnings of subsidiaries, net of income taxes	79.2	--	--	(79.2)	--

Income from continuing operations	103.1	70.0	0.9	(79.2)	94.8
Discontinued operations, net of income taxes	--	8.3	--	--	8.3

Net income	$103.1	$78.3	$0.9	$(79.2)	$103.1

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$191.7	$341.1	$19.4	$--	$552.2
Accounts and notes receivable, net	229.7	41.1	7.6	--	278.4
Inventories	635.3	65.1	26.8	--	727.2
Other current assets	97.1	1.7	5.6	--	104.4
Intercompany receivables	--	222.7	--	(222.7)	--
Intercompany notes receivable	--	1,267.0	--	(1,267.0)	--
Total current assets	1,153.8	1,938.7	59.4	(1,489.7)	1,662.2

Property, plant and equipment, net	244.4	21.6	8.5	--	274.5
Goodwill, net	2.9	0.5	39.9	--	43.3
Other assets, net	60.8	13.5	10.0	--	84.3
Investment in subsidiaries	1,973.0	75.6	--	(2,048.6)	--
Total assets	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	$182.4	$24.7	$18.3	$--	$225.4
Accrued expenses and other current liabilities	220.6	37.9	6.9	--	265.4
Income taxes payable	8.3	--	1.1	--	9.4
Intercompany payables	219.6	--	3.1	(222.7)	--
Intercompany notes payable	1,267.0	--	--	(1,267.0)	--
Total current liabilities	1,897.9	62.6	29.4	(1,489.7)	500.2

Long-term debt	662.2	--	--	--	662.2
Other non-current liabilities	66.8	26.8	0.3	--	93.9
Total liabilities	2,626.9	89.4	29.7	(1,489.7)	1,256.3

Stockholders' equity	808.0	1,960.5	88.1	(2,048.6)	808.0
Total liabilities and stockholders' equity	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Condensed Consolidating Balance Sheets (unaudited)

At December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Balance Sheets (unaudited)

At June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.8	$827.3	$19.0	$--	$931.1
Accounts and notes receivable, net	294.8	15.5	1.6	--	311.9
Inventories	595.9	27.5	22.8	--	646.2
Other current assets	112.6	4.3	5.9	--	122.8
Intercompany receivables	--	234.5	7.0	(241.5)	--
Intercompany notes receivable	--	718.1	--	(718.1)	--
Total current assets	1,088.1	1,827.2	56.3	(959.6)	2,012.0

Property, plant and equipment, net	248.2	6.1	9.1	--	263.4
Goodwill, net	2.8	0.5	36.5	--	39.8
Other assets, net	56.8	12.3	11.4	--	80.5
Investment in subsidiaries	1,819.6	76.7	--	(1,896.3)	--
Total assets	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$309.5	$--	$--	$--	$309.5
Accounts payable	155.1	50.0	15.2	--	220.3
Accrued expenses and other current liabilities	239.6	39.9	7.9	--	287.4
Income taxes payable	6.3	--	1.1	--	7.4
Intercompany payables	241.5	--	--	(241.5)	--
Intercompany notes payable	718.1	--	--	(718.1)	--
Total current liabilities	1,670.1	89.9	24.2	(959.6)	824.6

Long-term debt, excluding current maturities	324.1	--	--	--	324.1
Other non-current liabilities	61.8	25.7	--	--	87.5
Total liabilities	2,056.0	115.6	24.2	(959.6)	1,236.2

Stockholders' equity	1,159.5	1,807.2	89.1	(1,896.3)	1,159.5
Total liabilities and stockholders' equity	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2011

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$72.3	$54.8	$(25.6)	$--	$101.5

Cash flows from investing activities:
Additions to property, plant and equipment	(31.0)	(10.2)	(0.3)	--	(41.5)
Net cash used in investing activities	(31.0)	(10.2)	(0.3)	--	(41.5)

Cash flows from financing activities:
Issuance of long-term notes	322.5	--	--	--	322.5
Long-term notes issuance costs	(6.2)	--	--	--	(6.2)
Repayments of borrowings	(306.8)	--	--	--	(306.8)
Purchases of treasury stock	(101.4)	--	--	--	(101.4)
Changes in cash overdrafts	12.6	--	--	--	12.6
Proceeds from exercise of stock options	2.1	--	--	--	2.1
Change in intercompany receivable/payable	117.9	(130.9)	13.0	--	--
Net cash provided by (used in) financing activities	40.7	(130.9)	13.0	--	(77.2)

Net increase (decrease) in cash and cash equivalents	82.0	(86.3)	(12.9)	--	(17.2)
Cash and cash equivalents, beginning of period	109.7	427.4	32.3	--	569.4
Cash and cash equivalents, end of period	$191.7	$341.1	$19.4	$--	$552.2

Condensed Consolidating Statements of Cash Flows (unaudited)

For the Six Months Ended June 30, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.5)	$81.5	$(11.0)	$--	$42.0

Cash flows from investing activities:
Additions to property, plant and equipment	(25.0)	(0.2)	(0.5)	--	(25.7)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(24.9)	(0.2)	(0.5)	--	(25.6)

Cash flows from financing activities:
Changes in cash overdrafts	5.2	--	--	--	5.2
Proceeds from exercise of stock options	1.3	--	--	--	1.3
Change in intercompany receivable/payable	53.9	(56.0)	2.1	--	--
Net cash provided by (used in) financing activities	60.4	(56.0)	2.1	--	6.5

Net increase (decrease) in cash and cash equivalents	7.0	25.3	(9.4)	--	22.9
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$84.8	$827.3	$19.0	$--	$931.1

NOTE 19 – SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

On May 3, 2011, we sold  $325 million principal amount of senior unsecured notes due May 15, 2019 ("2019 Notes") in a private offering to qualified institutional buyers under SEC Rule 144A. The 2019 Notes will pay interest at a stated fixed rate of 6.75% per year. Interest will be paid on a semi-annual basis on May 15 and November 15 of each year, beginning November 15, 2011. Net proceeds from the sale of the 2019 Notes were  $316.3 million, after an initial issuance discount of approximately  $2.5 million and other transaction costs. The effective annualized interest rate of the 2019 Notes after giving effect to the original issuance discount is 6.875%.

The obligation to pay principal and interest on the 2019 Notes is jointly and severally guaranteed on a full and unconditional basis by all of our wholly-owned domestic subsidiaries except Tandy Life Insurance Company. The 2019 Notes and the guarantees will be our general unsecured senior obligations and, therefore, will be subordinated to all of our and the guarantors' existing and future collateralized debt to the extent of the assets collateralizing that debt. In addition, the 2019 Notes will be effectively subordinated to all of the liabilities of our subsidiaries that are not guaranteeing the 2019 Notes, to the extent of the assets of those subsidiaries.

The 2019 Notes contain covenants that could, in certain circumstances, limit our ability to issue additional debt, repurchase shares of our common stock, or make certain other restricted payments.

The following condensed consolidating financial information represents the financial information of RadioShack Corporation, its guarantor subsidiaries, and its non-guarantor subsidiaries prepared on the equity basis of accounting. Earnings of a subsidiary are, therefore, reflected in its parent company's investment accounts and earnings. The elimination entries primarily eliminate investments in subsidiaries and intercompany balances and transactions. The non-guarantor subsidiaries are comprised of the foreign subsidiaries of the Company and Tandy Life Insurance Company. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or non-guarantor subsidiaries operated as independent entities.

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,302.8	$3,711.1	$154.7	$(3,902.8)	$4,265.8
Cost of products sold	2,701.3	3,443.2	110.4	(3,902.8)	2,352.1
Gross profit	1,601.5	267.9	44.3	--	1,913.7

Operating expenses:
Selling, general and administrative	1,409.0	34.6	40.2	--	1,483.8
Depreciation and amortization	72.0	1.5	2.2	--	75.7
Impairment of long-lived assets	2.3	1.7	--	--	4.0
Total operating expenses	1,483.3	37.8	42.4	--	1,563.5

Operating income	118.2	230.1	1.9	--	350.2

Interest income	0.8	10.3	5.9	(14.4)	2.6
Interest expense	(56.3)	--	--	14.4	(41.9)
Other (loss) income	(0.9)	0.9	--	--	--

Income from continuing operations before income taxes	61.8	241.3	7.8	--	310.9
Income tax expense	26.4	90.6	3.2	--	120.2
Equity in earnings of subsidiaries, net of income taxes	170.7	2.8	--	(173.5)	--

Income from continuing operations	206.1	153.5	4.6	(173.5)	190.7
Discontinued operations, net of income taxes	--	15.4	--	--	15.4

Net income	$206.1	$168.9	$4.6	$(173.5)	$206.1

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,107.1	$3,295.3	$178.8	$(3,507.6)	$4,073.6
Cost of products sold	2,523.4	3,056.9	127.8	(3,507.6)	2,200.5
Gross profit	1,583.7	238.4	51.0	--	1,873.1

Operating expenses:
Selling, general and administrative	1,376.0	15.1	43.9	--	1,435.0
Depreciation and amortization	76.2	0.4	4.5	--	81.1
Impairment of long-lived assets	1.5	--	--	--	1.5
Total operating expenses	1,453.7	15.5	48.4	--	1,517.6

Operating income	130.0	222.9	2.6	--	355.5

Interest income	1.6	9.5	5.5	(11.8)	4.8
Interest expense	(55.7)	--	(0.2)	11.8	(44.1)
Other loss	(1.6)	--	--	--	(1.6)

Income from continuing operations before income taxes	74.3	232.4	7.9	--	314.6
Income tax expense	32.0	81.5	4.6	--	118.1
Equity in earnings of subsidiaries, net of income taxes	162.7	(1.2)	9.4	(170.9)	--

Income from continuing operations	205.0	149.7	12.7	(170.9)	196.5
Discontinued operations, net of income taxes	--	8.5	--	--	8.5

Net income	$205.0	$158.2	$12.7	$(170.9)	$205.0

Condensed Consolidating Statements of Income

For the Year Ended December 31, 2008

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$4,108.9	$3,088.6	$142.9	$(3,305.6)	$4,034.8
Cost of products sold	2,527.4	2,874.1	106.9	(3,305.6)	2,202.8
Gross profit	1,581.5	214.5	36.0	--	1,832.0

Operating expenses:
Selling, general and administrative	1,385.8	10.7	38.6	--	1,435.1
Depreciation and amortization	81.8	0.1	1.1	--	83.0
Impairment of long-lived assets	2.2	--	0.6	--	2.8
Total operating expenses	1,469.8	10.8	40.3	--	1,520.9

Operating income (loss)	111.7	203.7	(4.3)	--	311.1

Interest income	2.4	35.2	5.6	(28.6)	14.6
Interest expense	(63.5)	--	--	28.6	(34.9)
Other loss	(2.4)	--	--	--	(2.4)

Income from continuing operations before income taxes	48.2	238.9	1.3	--	288.4
Income tax expense	18.9	85.8	0.5	--	105.2
Equity in earnings of subsidiaries, net of income taxes	160.1	0.6	7.4	(168.1)	--

Income from continuing operations	189.4	153.7	8.2	(168.1)	183.2
Discontinued operations, net of income taxes	--	6.2	--	--	6.2

Net income	$189.4	$159.9	$8.2	$(168.1)	$189.4

Condensed Consolidating Balance Sheets

At December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Balance Sheets

At December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$77.8	$802.0	$28.4	$--	$908.2
Accounts and notes receivable, net	296.3	25.1	1.1	--	322.5
Inventories	617.1	31.5	22.0	--	670.6
Other current assets	107.2	3.4	3.8	--	114.4
Intercompany receivables	--	213.2	9.1	(222.3)	--
Intercompany notes receivable	--	683.4	--	(683.4)	--
Total current assets	1,098.4	1,758.6	64.4	(905.7)	2,015.7

Property, plant and equipment, net	265.9	6.5	9.9	--	282.3
Goodwill, net	2.8	0.5	35.6	--	38.9
Other assets, net	68.4	15.1	8.9	--	92.4
Investment in subsidiaries	1,739.5	72.5	--	(1,812.0)	--
Total assets	$3,175.0	$1,853.2	$118.8	$(2,717.7)	$2,429.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	179.0	$60.2	$23.7	--	$262.9
Accrued expenses and other current liabilities	310.6	41.4	8.7	--	360.7
Income taxes payable	30.2	--	0.7	--	30.9
Intercompany payables	222.3	--	--	(222.3)	--
Intercompany notes payable	683.4	--	--	(683.4)	--
Total current liabilities	1,425.5	101.6	33.1	(905.7)	654.5

Long-term debt	627.8	--	--	--	627.8
Other non-current liabilities	73.4	25.3	--	--	98.7
Total liabilities	2,126.7	126.9	33.1	(905.7)	1,381.0

Stockholders' equity	1,048.3	1,726.3	85.7	(1,812.0)	1,048.3
Total liabilities and stockholders' equity	$3,175.0	$1,853.2	$118.8	$(2,717.7)	$2,429.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$45.9	$100.1	$9.0	$--	$155.0

Cash flows from investing activities:
Additions to property, plant and equipment	(65.0)	(12.5)	(2.6)	--	(80.1)
Dividends received from subsidiary	1.7	--	--	(1.7)	--
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(63.2)	(12.5)	(2.6)	(1.7)	(80.0)

Cash flows from financing activities:
Purchases of treasury stock	(398.8)	--	--	--	(398.8)
Payments of dividends	(26.5)	--	(1.7)	1.7	(26.5)
Changes in cash overdrafts	7.5	--	--	--	7.5
Proceeds from exercise of stock options	4.0	--	--	--	4.0
Change in intercompany receivable/payable	463.0	(462.2)	(0.8)	--	--
Net cash provided by (used in) financing activities	49.2	(462.2)	(2.5)	1.7	(413.8)

Net increase (decrease) in cash and cash equivalents	31.9	(374.6)	3.9	--	(338.8)
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$109.7	$427.4	$32.3	$--	$569.4

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$75.2	$139.9	$30.7	$--	$245.8

Cash flows from investing activities:
Additions to property, plant and equipment	(77.2)	(2.2)	(1.6)	--	(81.0)
Acquisition of Mexican subsidiary, net of cash acquired	(0.2)	--	--	--	(0.2)
Dividends received from subsidiary	1.8	--	--	(1.8)	--
Other investing activities	0.4	--	--	--	0.4
Net cash used in investing activities	(75.2)	(2.2)	(1.6)	(1.8)	(80.8)

Cash flows from financing activities:
Payments of dividends	(31.3)	--	(1.8)	1.8	(31.3)
Changes in cash overdrafts	2.2	--	--	--	2.2
Proceeds from exercise of stock options	0.7	--	--	--	0.7
Repayments of borrowings	(43.2)	--	--	--	(43.2)
Change in intercompany receivable/payable	62.0	(47.0)	(15.0)	--	--
Net cash used in financing activities	(9.6)	(47.0)	(16.8)	1.8	(71.6)

Net (decrease) increase in cash and cash equivalents	(9.6)	90.7	12.3	--	93.4
Cash and cash equivalents, beginning of period	87.4	711.3	16.1	--	814.8
Cash and cash equivalents, end of period	$77.8	$802.0	$28.4	$--	$908.2

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2008

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by operating activities	$193.1	$73.1	$8.4	$--	$274.6

Cash flows from investing activities:
Additions to property, plant and equipment	(83.1)	(1.8)	(0.7)	--	(85.6)
Acquisition of Mexican subsidiary, net of cash acquired	(42.0)	--	--	--	(42.0)
Dividends received from subsidiary	1.9	--	--	(1.9)	--
Other investing activities	3.3	--	--	--	3.3
Net cash used in investing activities	(119.9)	(1.8)	(0.7)	(1.9)	(124.3)

Cash flows from financing activities:
Purchases of treasury stock	(111.3)	--	--	--	(111.3)
Payments of dividends	(31.3)	--	(1.9)	1.9	(31.3)
Changes in cash overdrafts	(16.8)	--	--	--	(16.8)
Repayments of borrowings	(5.0)	--	--	--	(5.0)
Issuance of convertible notes	375.0	--	--	--	375.0
Convertible notes issuance costs	(9.4)	--	--	--	(9.4)
Purchase of convertible notes hedges	(86.3)	--	--	--	(86.3)
Sale of common stock warrants	39.9	--	--	--	39.9
Change in intercompany receivable/payable	(169.7)	175.4	(5.7)	--	--
Net cash (used in) provided by financing activities	(14.9)	175.4	(7.6)	1.9	154.8

Net increase in cash and cash equivalents	58.3	246.7	0.1	--	305.1
Cash and cash equivalents, beginning of period	29.1	464.6	16.0	--	509.7
Cash and cash equivalents, end of period	$87.4	$711.3	$16.1	$--	$814.8

DESCRIPTION OF BUSINESS (10k specific)	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS
NOTE 1 – DESCRIPTION OF BUSINESS

RadioShack Corporation was incorporated in Delaware in 1967. Throughout this report, the terms "our," "we," "us" and "RadioShack" refer to RadioShack Corporation, including its subsidiaries. We primarily engage in the retail sale of consumer electronics goods and services through our RadioShack store chain.

U.S. RADIOSHACK COMPANY-OPERATED STORES
At December 31, 2010, we operated 4,486 U.S. company-operated stores under the RadioShack brand located throughout the United States, as well as in Puerto Rico and the U.S. Virgin Islands. These stores are located in strip centers and major shopping malls, as well as individual storefronts. Each location carries a broad assortment of both name brand and private brand consumer electronics products.

Our product lines are categorized into seven platforms. Our wireless platform includes postpaid and prepaid wireless handsets and communication devices such as scanners and GPS products. Our accessory platform includes home entertainment, wireless, music, computer, video game and GPS accessories; media storage; power adapters; digital imaging products and headphones. Our modern home platform includes home audio and video end-products, personal computing products, residential telephones, and Voice over Internet Protocol products. Our personal electronics platform includes digital cameras, digital music players, toys, satellite radios, video gaming hardware, camcorders, and general radios. Our power platform includes general and special purpose batteries and battery chargers. Our technical platform includes wire and cable, connectivity products, components and tools, and hobby products. We also provide consumers access to third-party services such as prepaid wireless airtime and extended service plans in our service platform.

OTHER
In addition to the reportable segment discussed above, we have other sales channels and support operations described as follows:

Kiosks: At December 31, 2010, we operated 1,267 kiosks located throughout most of the United States. We operated 850 of these kiosks inside Target stores. The remaining kiosks, which have been classified as discontinued operations, were located inside Sam's Club stores. These locations, which are not RadioShack-branded, offer primarily wireless handsets with activation of third-party wireless services.

In the fourth quarter of 2009, we commenced a test rollout of kiosk locations in approximately 100 Target stores. In the third quarter of 2010, we signed a multi-year agreement to operate kiosk locations in certain Target stores ("Target Mobile"). We plan to operate Target Mobile locations in approximately 1,450 Target stores by June 30, 2011.

In April 2009 we agreed with Sprint to cease our arrangement to jointly operate the Sprint-branded kiosks in operation at that date. This agreement allowed us to operate these kiosks under the Sprint name for a reasonable period of time, allowing us to transition the kiosks to a new format. In August 2009, we transitioned these kiosks to multiple wireless carrier RadioShack-branded locations. Most of these locations are now managed and reported as extensions of existing RadioShack company-operated stores located in the same shopping malls.

Dealer Outlets: At December 31, 2010, we had a network of 1,207 RadioShack dealer outlets, including 34 located outside of North America. Our North American outlets provide name brand and private brand products and services, typically to smaller communities. These independent dealers are often engaged in other retail operations and augment their businesses with our products and service offerings. Our dealer sales derived outside of the United States are not material.

RadioShack.com: Products and information are available through our commercial website www.radioshack.com. Online customers can purchase, return or exchange various products available through this website. Additionally, certain products ordered online may be picked up, exchanged or returned at RadioShack stores.

International Operations: As of December 31, 2010, there were 211 company-operated stores under the RadioShack brand, nine dealers, and one distribution center in Mexico. Prior to December 2008, these operations were overseen by a joint venture in which we were a slightly less than 50% minority owner with Grupo Gigante, S.A.B. de C.V. In December 2008, we increased our ownership of this joint venture to 100%.

Support Operations:
Our retail stores, along with our kiosks and dealer outlets, are supported by an established infrastructure. Below are the major components of this support structure.

Distribution Centers - At December 31, 2010, we had four U.S. distribution centers shipping to our U.S. retail locations and dealer outlets. One of these distribution centers also serves as a fulfillment center for our online customers. Additionally, we have a distribution center that ships fixtures to our U.S. company-operated stores and kiosks.

RadioShack Technology Services ("RSTS") - Our management information system architecture is composed of a distributed, online network of computers that links all stores, customer channels, delivery locations, service centers, credit providers, distribution facilities and our home office into a fully integrated system. Each store has its own server to support the point-of-sale ("POS") system. The majority of our U.S. company-operated stores and kiosks communicate through a broadband network, which provides efficient access to customer support data. This design also allows store management to track daily sales and inventory at the product or sales associate level. RSTS provides the majority of our programming and systems analysis needs.

RadioShack Global Sourcing ("RSGS") - RSGS serves our wide-ranging international import/export, sourcing, evaluation, logistics and quality control needs. RSGS's activities support our name brand and private brand businesses.

Consumer Electronics Manufacturing - We operate two manufacturing facilities in the United States and one in China. These three manufacturing facilities employed approximately 1,800 people as of December 31, 2010. We manufacture a variety of products, primarily sold through our retail outlets, including telephones, antennas, wire and cable products, and a variety of "hard-to-find" parts and accessories for consumer electronics products.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10k specific)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The consolidated financial statements include the accounts of RadioShack Corporation and all majority-owned domestic and foreign subsidiaries. All intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, related revenues and expenses, and the disclosure of gain and loss contingencies at the date of the financial statements and during the periods presented. We base these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. Actual results could differ materially from those estimates.

Cash and Cash Equivalents: Cash on hand in stores, deposits in banks and all highly liquid investments with a maturity of three months or less at the time of purchase are considered cash and cash equivalents. We carry our cash equivalents at cost, which approximates fair value because of the short maturity of the instruments. The weighted average annualized interest rates were 0.4% and 0.3% at December 31, 2010 and 2009, respectively, for cash equivalents totaling  $462.1 million and  $820.5 million, respectively. We maintain zero balance cash disbursement accounts with certain banks. Outstanding checks in excess of deposits with these banks totaled  $49.1 million and  $41.6 million at December 31, 2010 and 2009, respectively, and are classified as accounts payable in the Consolidated Balance Sheets. Changes in these overdraft amounts are reported in the Consolidated Statements of Cash Flows as a financing activity.

Accounts Receivable and Allowance for Doubtful Accounts: Concentrations of credit risk with respect to customer and dealer receivables are limited due to the large number of customers, dealers and their location in many different geographic areas of the country. We establish an allowance for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends and other information. Historically, such losses, in the aggregate, have not exceeded our expectations. Account balances are charged against the allowance when we believe it is probable that the receivable will not be recovered. We have concentration of credit risk from service providers in the wireless telephone industry, primarily Sprint, AT&T, T-Mobile and Verizon. The average payment term for these receivable balances is approximately 45 days.

Inventories: Our inventories are stated at the lower of cost (principally based on average cost, which approximates FIFO) or market value and are comprised primarily of finished goods. Included in the cost of the inventories are in-bound freight expenses to our distribution centers, out-bound freight expenses to our retail outlets, and other direct costs relating to merchandise acquisition and distribution. Also included in the cost of inventory are certain vendor allowances that are not a reimbursement of specific, incremental and identifiable costs to promote a vendor's products. If the calculated net realizable value of the inventory is determined to be less than the recorded cost, a provision is made to reduce the carrying amount of the inventory.

Property, Plant and Equipment: We state our property, plant and equipment at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the following useful lives: 10-40 years for buildings; 2-15 years for furniture, fixtures, equipment and software; leasehold improvements are amortized over the shorter of the terms of the underlying leases, including certain renewal periods, or the estimated useful lives of the improvements. Major additions and betterments that substantially extend the useful life of an asset are capitalized and depreciated. Expenditures for normal maintenance and repairs are charged directly to expense as incurred.

Capitalized Software Costs: We capitalize qualifying costs related to the acquisition or development of internal-use software. Capitalization of costs begins after the conceptual formulation stage has been completed. Capitalized costs are amortized over the estimated useful life of the software, which ranges between three and five years. The unamortized balance of capitalized software costs at December 31, 2010 and 2009, was  $55.3 million and  $46.6 million, respectively. Amortization of computer software was approximately  $11.9 million,  $15.1 million and  $21.1 million in 2010, 2009 and 2008, respectively.

Impairment of Long-Lived Assets: We review long-lived assets (primarily property, plant and equipment) held and used, or to be disposed of, for impairment whenever events or changes in circumstances indicate that the net book value of the asset may not be recoverable. Recoverability is assessed based on estimated undiscounted cash flows from the useful asset. If the carrying amount of an asset is not recoverable, we recognize an impairment loss equal to the amount by which the carrying amount exceeds fair value. We estimate fair value based on projected future discounted cash flows. Our policy is to evaluate long-lived assets for impairment at a store level for retail operations.

Leases: For lease agreements that provide for escalating rent payments or free-rent occupancy periods, we recognize rent expense on a straight-line basis over the non-cancelable lease term and certain option renewal periods that appear to be reasonably assured at the inception of the lease term. The lease term commences on the date we take possession of or control the physical use of the property. Deferred rent is included in other current liabilities in the Consolidated Balance Sheets.

Goodwill and Intangible Assets: Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill and intangible assets with indefinite useful lives are reviewed at least annually for impairment (and in interim periods if certain events occur indicating that the carrying value of goodwill and intangible assets may be impaired). We estimate fair values utilizing valuation methods such as discounted cash flows and comparable market valuations. We have elected the fourth quarter to complete our annual goodwill impairment test. As a result of the fourth quarter impairment analyses, we determined that no impairment charges to goodwill were required.

The changes in the carrying amount of goodwill by segment were as follows for the years ended December 31, 2010 and 2009:

(In millions)	U.S. RadioShack Stores	Other	Total
Balances at December 31, 2008
Goodwill	$2.8	$54.0	$56.8
Accumulated impairment losses	--	(20.1)	(20.1)
	2.8	33.9	36.7
Purchase accounting adjustments related to acquisition of RadioShack de Mexico	--	0.3	0.3
Foreign currency translation adjustment	--	1.9	1.9

Balances at December 31, 2009
Goodwill	2.8	56.2	59.0
Accumulated impairment losses	--	(20.1)	(20.1)
	2.8	36.1	38.9
Acquisition of dealer	0.1	--	0.1
Foreign currency translation adjustment	--	2.2	2.2

Balances at December 31, 2010
Goodwill	2.9	58.4	61.3
Accumulated impairment losses	--	(20.1)	(20.1)
	$2.9	$38.3	$41.2

Self-Insurance: We are self-insured for certain claims relating to workers' compensation, automobile, property, employee health care, and general and product liability claims, although we obtain third-party insurance coverage to limit our exposure to these claims. We estimate our self-insured liabilities using historical claims experience and actuarial assumptions followed in the insurance industry. Although we believe we have the ability to reasonably estimate losses related to claims, it is possible that actual results could differ from recorded self-insurance liabilities.

Income Taxes: Income taxes are accounted for using the asset and liability method. Deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, we recognize future tax benefits to the extent that such benefits are more likely than not to be realized. Income tax expense includes U.S. and international income taxes, plus the provision for U.S. taxes on undistributed earnings of international subsidiaries not deemed to be permanently invested.

Revenue Recognition: Our revenue is derived principally from the sale of name brand and private brand products and services to consumers. Revenue is recognized, net of an estimate for customer refunds and product returns, when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

Certain products, such as wireless telephone handsets, require the customer to use the services of a third-party service provider. The third-party service provider pays us an upfront commission and, in some cases, a monthly recurring residual amount based upon the ongoing arrangement between the service provider and the customer. Our sale of an activated wireless telephone handset is the single event required to meet the delivery criterion for both the upfront commission and the residual revenue. Upfront commission revenue, net of estimated service deactivations, is generally recognized at the time an activated wireless telephone handset is sold to the customer at the point-of-sale. Based on our extensive history in selling activated wireless telephone handsets, we have been able to establish reliable deactivation estimates. Recurring residual income is recognized as earned under the terms of our contracts with the service providers, which is typically as the service provider bills its customer, generally on a monthly basis. Sales of wireless handsets and the related commissions and residual income constitute more than 40 percent of our total revenue. Our three largest third-party wireless service providers are Sprint, AT&T, and T-Mobile.

Cost of Products Sold: Cost of products sold primarily includes the total cost of merchandise inventory sold, direct costs relating to merchandise acquisition and distribution (including depreciation and excise taxes), costs of services provided, in-bound freight expenses to our distribution centers, out-bound freight expenses to our retail outlets, physical inventory valuation adjustments and losses, customer shipping and handling charges, and certain vendor allowances (see "Vendor Allowances" below).

Vendor Allowances: We receive allowances from third-party service providers and product vendors through a variety of promotional programs and arrangements as a result of purchasing and promoting their products and services in the normal course of business. We consider vendor allowances received to be a reduction in the price of a vendor's products or services and record them as a component of inventory until the product is sold, at which point we record them as a component of cost of products sold unless the allowances represent reimbursement of specific, incremental and identifiable costs incurred to promote a vendor's products and services. In this case, we record the vendor reimbursement when earned as an offset to the associated expense incurred to promote the applicable products and/or services.

Advertising Costs: Our advertising costs are expensed the first time the advertising takes place. We receive allowances from certain third-party service providers and product vendors that we record when earned as an offset to advertising expense incurred to promote the applicable products and/or services only if the allowances represent reimbursement of specific, incremental and identifiable costs (see "Vendor Allowances" above). Advertising expense was  $205.9 million,  $192.8 million and  $214.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Stock-Based Compensation: We measure all employee stock-based compensation awards using a fair value method and record this expense in the consolidated financial statements. Our stock-based compensation relates to stock options, restricted stock awards, and other equity-based awards issued to our employees and directors. On the date that an award is granted, we determine the fair value of the award and recognize the compensation expense over the requisite service period, which typically is the period over which the award vests.

Fair Value Measurements: Certain assets and liabilities are required to be measured at fair value either on a recurring or non-recurring basis. We estimate fair values based on one or more of the following valuation techniques: the market approach (comparable market prices), the income approach (present value of future income or cash flow), or the cost approach (cost to replace the service capacity of an asset or replacement cost). See Note 12 - "Fair Value Measurements" for additional disclosures of our fair value measurements.

Derivative Instruments and Hedging Activities: We recognize all financial instruments that qualify for derivative instrument accounting at fair value in the Consolidated Balance Sheets. Changes in the fair value of derivative financial instruments that qualify for hedge accounting are recorded in stockholders' equity as a component of comprehensive income or as an adjustment to the carrying value of the hedged item. Changes in fair values of derivatives not qualifying for hedge accounting are reported in earnings.

We maintain internal controls over our hedging activities, which include policies and procedures for risk assessment and the approval, reporting and monitoring of all derivative financial instrument activities. We monitor our hedging positions and creditworthiness of our counter-parties and do not anticipate losses due to our counter-parties' nonperformance. We do not hold or issue derivative financial instruments for trading or speculative purposes. To qualify for hedge accounting, derivatives must meet defined correlation and effectiveness criteria, be designated as a hedge and result in cash flows and financial statement effects that substantially offset those of the position being hedged.

Foreign Currency Translation: The functional currency of substantially all operations outside the U.S. is the applicable local currency. Translation gains or losses related to net assets located outside the United States are included as a component of accumulated other comprehensive (loss) income and are classified in the stockholders' equity section of the accompanying Consolidated Balance Sheets.

Reclassifications: Certain amounts in the December 31, 2009 and 2008, financial statements have been reclassified to conform to the December 31, 2010, presentation. These reclassifications had no effect on net income or total stockholders' equity as previously reported.

New Accounting Standards: In June 2009, the FASB issued new accounting guidance to improve financial reporting by companies involved with variable interest entities and to provide more relevant and reliable information to users of financial statements. This guidance was effective for fiscal years beginning after November 15, 2009. We adopted this guidance effective January 1, 2010, and the adoption had no effect on our consolidated financial statements.

SUPPLEMENTAL BALANCE SHEET DISCLOSURES (10k specific)	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL BALANCE SHEET DISCLOSURES
SUPPLEMENTAL BALANCE SHEET DISCLOSURES
NOTE 3 – SUPPLEMENTAL BALANCE SHEET DISCLOSURES

Accounts and Notes Receivable, Net: As of December 31, 2010 and 2009, we had the following accounts and notes receivable outstanding in the accompanying Consolidated Balance Sheets:

	December 31,
(In millions)	2010	2009
Receivables from vendors and service providers, net	$291.0	$247.5
Trade accounts receivable	57.6	49.1
Other receivables	30.3	27.7
Allowance for doubtful accounts	(1.4)	(1.8)
Accounts and notes receivable, net	$377.5	$322.5

Receivables from vendors and service providers relate to earned wireless activation commissions, rebates, residual income, promotions, marketing development funds and other payments from our third-party service providers and product vendors, after taking into account estimates for service providers' customer deactivations and non-activations, which are factors in determining the amount of wireless activation commissions and residual income earned.

The change in the allowance for doubtful accounts is as follows:

	December 31,
(In millions)	2010	2009	2008
Balance at the beginning of the year	$1.8	$1.5	$2.5
Provision for bad debts included in selling,
general and administrative expense	0.1	0.4	0.6
Uncollected receivables written off, net	(0.5)	(0.1)	(1.6)
Balance at the end of the year	$1.4	$1.8	$1.5

Other Current Assets, Net:

	December 31,
(In millions)	2010	2009
Deferred income taxes	$61.4	$68.8
Other	46.7	45.6
Total other current assets, net	$108.1	$114.4

Property, Plant and Equipment, Net:

	December 31,
(In millions)	2010	2009
Land	$2.4	$2.4
Buildings	55.7	55.2
Furniture, fixtures, equipment and software	673.5	663.2
Leasehold improvements	362.8	360.9
Total PP&E	1,094.4	1,081.7
Less accumulated depreciation and amortization	(820.1)	(799.4)
Property, plant and equipment, net	$274.3	$282.3

Other Assets, Net:

	December 31,
(In millions)	2010	2009
Notes receivable	$9.6	$10.0
Deferred income taxes	45.9	53.1
Other	25.7	29.3
Total other assets, net	$81.2	$92.4

Accrued Expenses and Other Current Liabilities:

	December 31,
(In millions)	2010	2009
Payroll and bonuses	$60.0	$68.7
Insurance	65.0	75.9
Sales and payroll taxes	41.4	41.9
Rent	36.5	36.8
Advertising	26.9	31.4
Gift card deferred revenue	19.5	19.4
Other	68.7	86.6
Total accrued expenses and other current liabilities	$318.0	$360.7

Other Non-Current Liabilities:

	December 31,
(In millions)	2010	2009
Deferred compensation	$34.6	$33.1
Liability for unrecognized tax benefits	36.6	35.1
Other	21.8	30.5
Total other non-current liabilities	$93.0	$98.7

ACQUISITIONS (10k specific)	12 Months Ended
Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS
NOTE 4 – ACQUISITIONS

RadioShack de Mexico: In December 2008, we acquired the remaining interest (slightly more than 50%) of our Mexican joint venture - RadioShack de Mexico, S.A. de C.V. - with Grupo Gigante, S.A.B. de C.V. We now own 100% of this subsidiary, which consisted of 200 RadioShack-branded stores and 14 dealers throughout Mexico at the time of acquisition. The purchase price was  $44.9 million, which consisted of  $42.2 million in cash paid and transaction costs, net of cash acquired, plus  $2.7 million in assumed debt. The acquisition was accounted for using the purchase method of accounting in accordance with the FASB's accounting guidance for business combinations. The purchase price allocation resulted in an excess of purchase price over net tangible assets acquired of  $35.5 million, all of which was attributed to goodwill. The goodwill is not subject to amortization for book purposes but rather an annual test for impairment. The premium we paid in excess of the fair value of the net assets acquired was based on the established business in Mexico and our ability to expand our business in Mexico and possibly other countries. The goodwill is not deductible for tax purposes. Results of the acquired business have been included in our operations since December 1, 2008.

STOCKHOLDERS' EQUITY (10k specific)	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
NOTE 6 – STOCKHOLDERS' EQUITY

2005 Share Repurchase Program: In February 2005, our Board of Directors approved a share repurchase program with no expiration date authorizing management to repurchase up to  $250 million of our common stock in open market purchases. During 2008, we repurchased approximately 0.1 million shares or  $1.4 million of our common stock under this program. As of December 31, 2008, there were no further share repurchases authorized under this program.

2008 Share Repurchase Program: In July 2008, our Board of Directors approved a share repurchase program with no expiration date authorizing management to repurchase up to  $200 million of our common stock. During the third quarter of 2008, we repurchased 6.0 million shares or  $110.0 million of our common stock under this program. As of December 31, 2008, there was  $90.0 million available for share repurchases under this program.

In August 2009, our Board of Directors approved a  $200 million increase in this share repurchase program. As of December 31, 2009,  $290 million of the total authorized amount was available for share repurchases under this program.

In August 2010, our Board of Directors approved an increase in this share repurchase program from  $400 million to  $610 million with  $500 million available for share repurchases under this program. In November 2010, we completed a  $300 million accelerated share repurchase ("ASR") program that we entered into in August 2010, which is further discussed below. We repurchased 14.9 million shares under the ASR program. In addition, after the conclusion of the ASR program in November 2010, we repurchased  $98.6 million worth of shares in the open market, representing 4.9 million shares. As of December 31, 2010,  $101.4 million of the total authorized amount was available for share repurchases under this program.

Accelerated Share Repurchase Program: As mentioned above, in August 2010, we entered into an accelerated share repurchase program with two investment banks to repurchase shares of our common stock under our approved share repurchase program. On August 24, 2010, we paid  $300 million to the investment banks in exchange for an initial delivery of 11.7 million shares to us. At the conclusion of the ASR program, we received an additional 3.2 million shares. The 14.9 million shares delivered to us was based on the average daily volume weighted average price of our common stock over a period beginning immediately after the effective date of the ASR agreements and ending on November 2, 2010.

Dividends Declared: We declared an annual dividend of  $0.25 per share in November of 2010, 2009 and 2008. The dividends were paid in December of each year.

Call Spread Transactions: In connection with the issuance of the 2013 Convertible Notes (see Note 5 – "Indebtedness and Borrowing Facilities"), we entered into separate convertible note hedge transactions and separate warrant transactions related to our common stock with Citigroup and Bank of America to reduce the potential dilution upon conversion of the 2013 Convertible Notes.

Under the terms of the convertible note hedge arrangements (the "Convertible Note Hedges"), we paid  $86.3 million for a forward purchase option contract under which we are entitled to purchase a fixed number of shares of our common stock at a price per share of  $24.25. In the event of the conversion of the 2013 Convertible Notes, this forward purchase option contract allows us to purchase, at a fixed price equal to the implicit conversion price of common shares issued under the 2013 Convertible Notes, a number of common shares equal to the common shares that we issue to a note holder upon conversion. Settlement terms of this forward purchase option allow us to elect cash or share settlement based on the settlement option we choose in settling the conversion feature of the 2013 Convertible Notes. The Convertible Note Hedges expire on August 1, 2013.

Also concurrent with the issuance of the 2013 Convertible Notes, we sold warrants (the "Warrants") permitting the purchasers to acquire shares of our common stock. The Warrants are currently exercisable for 15.5 million shares of RadioShack common stock at a current exercise price of  $36.60 per share. We received  $39.9 million in proceeds for the sale of the Warrants. The Warrants may be settled at various dates beginning in November 2013 and ending in March 2014. The Warrants provide for net share settlement. In no event will we be required to deliver a number of shares in connection with the transaction in excess of twice the aggregate number of Warrants.

We determined that the Convertible Note Hedges and Warrants meet the requirements of the FASB's accounting guidance for accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock and other relevant guidance and, therefore, are classified as equity transactions. As a result, we recorded the purchase of the Convertible Note Hedges as a reduction in additional paid-in capital and the proceeds of the Warrants as an increase to additional paid-in capital in the Consolidated Balance Sheets, and we will not recognize subsequent changes in the fair value of the agreements in the financial statements.

In accordance with the FASB's accounting guidance in calculating earnings per share, the Warrants will have no effect on diluted net income per share until our common stock price exceeds the per share strike price of  $36.60 for the Warrants. We will include the effect of additional shares that may be issued upon exercise of the Warrants using the treasury stock method. The Convertible Note Hedges are antidilutive and, therefore, will have no effect on diluted net income per share.

Treasury Stock Retirement: In December 2010, our Board of Directors approved the retirement of 45.0 million shares of our common stock held as treasury stock. These shares returned to the status of authorized and unissued.

STOCK-BASED INCENTIVE PLANS (10k specific)	12 Months Ended
Dec. 31, 2010
STOCK-BASED INCENTIVE PLANS
STOCK-BASED INCENTIVE PLANS
NOTE 7 – STOCK-BASED INCENTIVE PLANS

We have implemented several plans to award employees with stock-based compensation, which are described below.

Incentive Stock Plans: Under the Incentive Stock Plans ("ISPs") described below, the exercise price of options must be equal to or greater than the fair market value of a share of our common stock on the date of grant. The Management Development and Compensation Committee of our Board of Directors ("MD&C") specifies the terms for grants of options under these ISPs; terms of these options may not exceed ten years. Grants of options generally vest over three years and grants typically have a term of seven or ten years. Option agreements issued under the ISPs generally provide that, in the event of a change in control, all options become immediately and fully exercisable. Repricing or exchanging options for lower priced options is not permitted under the ISPs without shareholder approval. A brief description of each of our incentive stock plans with awards still outstanding is included below:

1997 Incentive Stock Plan ("1997 ISP"): The 1997 ISP permitted the grant of up to 11.0 million shares in the form of incentive stock options ("ISOs"), non-qualified stock options (options which are not ISOs) ("NQs") and restricted stock. The 1997 ISP expired on February 27, 2007, and no further grants may be made under this plan.

1999 Incentive Stock Plan ("1999 ISP"): The 1999 ISP permitted the grant of up to 9.5 million shares in the form of NQs. Grants of restricted stock, performance awards and options intended to qualify as ISO's under the Internal Revenue Code were not authorized under this plan. The 1999 ISP also permitted directors to elect to receive shares in lieu of cash payments for their annual retainer fees and board and committee meeting fees. The 1999 ISP expired on February 23, 2009, and no further grants may be made under this plan.

2001 Incentive Stock Plan ("2001 ISP"): The 2001 ISP permitted the grant of up to 9.2 million shares in the form of ISOs and NQs. The 2001 ISP also permitted directors to elect to receive shares in lieu of cash payments for their annual retainer fees and board and committee meeting fees. The 2001 ISP was terminated in 2009 upon the shareholder approval of the 2009 ISP and no further grants may be made under this plan.

2009 Incentive Stock Plan ("2009 ISP"): The 2009 ISP permits the grant of up to 11.0 million shares in the form of ISOs, NQs, restricted stock, restricted stock units, stock appreciation rights, or other stock-based awards. The 2009 ISP also permits directors to elect to receive shares in lieu of cash payments for their annual retainer fees and board and committee meeting fees. Full-value awards granted under the 2009 ISP, such as restricted stock and restricted stock units, will reduce the number of shares available for grant by 1.68 shares for each share or unit granted. Stock options and stock appreciation rights will reduce the number of shares available for grant by one share for each stock option or stock appreciation right granted. This plan expires on February 18, 2019. As of December 31, 2010, there were 9.8 million shares available for grants under the 2009 ISP.

During the third quarter of 2006, we granted 1.7 million options under the 1997, 1999 and 2001 ISPs to our Chief Executive Officer and Chief Financial Officer. These options vested over four years from the date of grant and have a term of seven years. We also granted 2.5 million non-plan options to our Chief Executive Officer as part of an inducement grant related to the terms of his employment. These options vested over four years from the date of grant and have a term of seven years. An additional market condition was attached to 2.0 million of these non-plan options that restricted exercise until certain stock price hurdles had been achieved. The market condition was met in 2007, and all stock price hurdles have been achieved.

The fair value of the stock options granted during the years ended December 31, 2010, 2009 and 2008, was estimated using the Black-Scholes-Merton option-pricing model. The Black-Scholes-Merton model requires the use of certain subjective assumptions. The following table lists the assumptions used in calculating the fair value of stock options granted during each year:

Valuation Assumptions(1)	2010	2009	2008

Risk free interest rate(2)	2.3%	2.0%	2.8%
Expected dividend yield	1.3%	1.8%	1.0%
Expected stock price volatility(3)	42.4%	50.4%	40.5%
Expected life of stock options (in years)(4)	5.4	5.4	4.6

(1)	Forfeitures are estimated using historical experience and projected employee turnover.
(2)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.
(3)	We consider both the historical volatility of our stock price, as well as implied volatilities from exchange-traded options on our stock.
(4)	We estimate the expected life of stock options based upon historical experience.

Information with respect to stock option activity under the above plans is as follows:

	Shares (In thousands)	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2010	10,014	$20.28
Grants	194	19.23
Exercised	(213)	15.11
Expired	(892)	37.30
Forfeited	(586)	36.01
Outstanding at December 31, 2010	8,517	$17.52	2.8	$34.4
Exercisable at December 31, 2010	7,134	$18.83	2.4	$23.6

The weighted-average grant-date fair value of stock options granted during 2010, 2009 and 2008, was  $7.08,  $4.32 and  $6.33, respectively. The total fair value of stock options vested was  $8.5 million,  $7.2 million and  $8.5 million in 2010, 2009 and 2008, respectively.

The aggregate intrinsic value of options exercised under our stock option plans was  $1.3 million,  $0.1, and zero for 2010, 2009 and 2008, respectively. The aggregate intrinsic value is the amount by which the market price of our common stock on the date of exercise exceeded the exercise price of the option. Net cash proceeds from the exercise of stock options were  $4.0 million,  $0.7 million and zero in 2010, 2009 and 2008, respectively. The actual income tax benefit realized from stock option exercises was  $0.5 million, zero and zero, in 2010, 2009 and 2008, respectively.

The following table summarizes information concerning currently outstanding and exercisable options to purchase our common stock:

(Share amounts in thousands)	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at Dec. 31, 2010	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Shares Exercisable at Dec. 31, 2010	Weighted Average Exercise Price
$7.05 – 13.58	1,347	5.2	$7.13	403	$7.05
13.82	4,000	2.5	13.82	4,000	13.82
14.71 – 19.20	1,180	4.2	18.27	754	18.10
19.20 – 35.08	1,147	1.5	26.57	1,134	26.65
38.35	843	0.2	38.35	843	38.35
$7.05 – 38.35	8,517	2.8	$17.52	7,134	$18.83

Restricted Stock Plan: The 2007 Restricted Stock Plan ("2007 RSP") permitted the grant of up to 0.5 million shares of restricted stock to selected officers of the company, as determined by the MD&C. This plan was terminated in 2009 upon shareholder approval of the 2009 ISP, and no further grants may be made under this plan. Transactions related to restricted stock awards issued under the 2007 RSP and the 2009 ISP for the year ended December 31, 2010, are summarized as follows:

(In thousands, except per share amounts)	Shares	Weighted- Average Fair Value Per Share
Non-vested at January 1, 2010	353	$9.99
Granted	298	19.21
Vested or released (1)	(191)	13.68
Canceled or forfeited	(6)	14.90
Non-vested at December 31, 2010	454	$14.43

(1)	For plan participants age 55 and older, certain granted but unvested shares are released from the plan for tax withholdings on the participants' behalf.

We granted approximately 298,000, 346,000, and 158,000 shares of restricted stock in 2010, 2009 and 2008, respectively, under these plans.

Restricted stock awards are valued at the market price of a share of our common stock on the date of grant. In general, these awards vest at the end of a three-year period from the date of grant and are expensed on a straight-line basis over that period, which is considered to be the requisite service period. This expense totaled  $4.7 million,  $1.8 million, and  $1.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The weighted-average grant-date fair value per share of restricted stock awards granted was  $19.21,  $7.05 and  $18.15 in 2010, 2009 and 2008, respectively. The total fair value of restricted stock awards vested was approximately  $1.7 million,  $1.3 million and  $1.1 million in 2010, 2009 and 2008, respectively.

The compensation cost charged against income for all stock-based compensation plans was  $9.9 million,  $12.1 million and  $12.8 million in 2010, 2009 and 2008, respectively. The total income tax benefit recognized for all stock-based compensation plans was  $2.6 million,  $3.9 million and  $3.4 million in 2010, 2009 and 2008, respectively. At December 31, 2010, there was  $4.0 million of unrecognized compensation expense related to the unvested portion of our stock-based awards that is expected to be recognized over a weighted average period of 1.2 years.

Deferred Stock Units: In 2004, the stockholders approved the RadioShack 2004 Deferred Stock Unit Plan for Non-Employee Directors ("Deferred Plan"). The Deferred Plan replaced the one-time and annual stock option grants to non-employee directors ("Directors") as specified in the 1997, 1999 and 2001 ISPs. New Directors received a one-time grant of 5,000 deferred stock units ("Units") on the date they attended their first Board meeting. The Deferred Plan also specified that each Director who had served one year or more as of June 1 of any year would automatically be granted 3,500 Units on the first business day of June of each year in which he or she served as a Director.

In February 2007, the Board of Directors amended the Deferred Plan to provide that, in lieu of the original amounts described above, each non-employee director now receives a one-time initial grant of units equal to the number of shares of our common stock that represent a fair market value of  $150,000 on the grant date, and an annual grant of units equal to the number of shares of our common stock that represent a fair market value of  $105,000 on the annual grant date.

Under the Deferred Plan, one-third of the Units vest annually over three years from the date of grant. Vesting of outstanding awards is accelerated under certain circumstances. At termination of service, death, disability or change in control of RadioShack, Directors will receive shares of common stock equal to the number of vested Units. Directors may receive these shares in a lump sum or they may defer receipt of these shares in equal installments over a period of up to ten years. We granted approximately 29,000, 45,000, and 59,000 Units in 2010, 2009 and 2008, respectively. The weighted-average grant-date fair value per Unit granted was  $21.75,  $13.97 and  $14.24 in 2010, 2009 and 2008, respectively. There were approximately 211,000 Units outstanding and 705,000 Units available for grant at December 31, 2010.

EMPLOYEE BENEFIT PLANS (10k specific)	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
NOTE 8 – EMPLOYEE BENEFIT PLANS

The following benefit plans were in place during the periods covered by the financial statements.

RadioShack 401(k) Plan: The RadioShack 401(k) Plan ("401(k) Plan"), a defined contribution plan, was most recently amended and restated effective July 1, 2010, and allows a participant to defer, by payroll deductions, from 1% to 75% of the participant's annual compensation, limited to certain annual maximums set by the Internal Revenue Code. The 401(k) Plan also presently provides that our contribution to each participant's account maintained under the 401(k) Plan be an amount equal to 100% of the participant's contributions up to 4% of the participant's annual compensation. This percentage contribution made by us is discretionary and may change in the future. Our contributions go directly to the 401(k) Plan and are made in cash and invested according to the investment elections made by the participant for the participant's own contributions. Company contributions to the 401(k) Plan were  $6.2 million,  $6.6 million and  $7.2 million for 2010, 2009 and 2008, respectively.

Supplemental Executive Retirement Plan: Prior to January 1, 2006, certain officers of the Company were participants in RadioShack's Salary Continuation Plan ("SCP") or its Deferred Compensation Plan ("DCP" and, together with the SCP, the "Plans"), which provided a defined benefit to be paid out over a ten-year period upon retirement between the ages of 55 and 70. Participation in the Plans and the benefit payments were based solely on the discretion and approval of the MD&C, and the benefit payments did not bear any relationship to a participant's present compensation, final compensation or years of service. We accrued benefit payments earned based on the provisions set forth by the MD&C for each individual person. Based on the method by which the Plans were administered and because there was not a specific plan governing the benefit payment calculation, the accounting and disclosure provisions of the FASB's accounting guidance for pensions were not previously required.

The Company adopted an unfunded Supplemental Executive Retirement Plan ("SERP") effective January 1, 2006, for selected officers of the Company. The SERP was most recently amended and restated effective as of December 31, 2010. Upon retirement at age 55 years or older, participants in the SERP are eligible to receive, for ten years, an annual amount equal to a percentage of the average of their five highest consecutive years of compensation (base salary and bonus), to be paid in 120 monthly installments. The amount of the percentage increases by 2 ½% for each year of participation in the SERP, up to a maximum of 50%.

To be a participant in the SERP, officers who were participants in the SCP or DCP had to withdraw from the applicable plan and would then only receive benefits under the SERP. The benefits for these officers are calculated under the SERP using a formula that calculates the benefit under each plan (SERP, SCP or DCP) and pays the participant the highest dollar benefit.

If a SERP participant terminates employment due to retirement or disability between the ages of 55 and 70, the participant is entitled to their normal vested SERP benefit, paid in 120 equal monthly payments.

Based on the effective date of the SERP of January 1, 2006, fiscal year 2006 was the initial year in which an actuarial valuation was performed. The projected benefit obligation at the beginning of 2006 represents the actuarial valuation that was performed as of January 1, 2006, based on the information and assumptions developed at that time. Participants in the SERP as of January 1, 2006, were given credit for prior service as an officer of the Company. Therefore, this service credit generated prior service costs that are not required to be immediately recognized, but that are amortized for purposes of the net periodic benefit cost calculation over the estimated average remaining service period for active employee participants.

We use the last day of our fiscal year as the measurement date for determining SERP obligations and conduct an actuarial valuation at that date. The change in benefit obligation, plan assets, and funded status for 2010 and 2009 are as follows:

	Year Ended
	December 31,
(In millions)	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$24.0	$26.5
Service cost – benefits earned during the year	0.6	0.5
Interest cost on projected benefit obligation	1.0	1.4
Actuarial loss	0.5	0.8
Benefits paid	(4.9)	(5.2)
Benefit obligation at end of year	21.2	24.0

Change in plan assets:
Fair value of plan assets at beginning of year	--	--
Employer contribution	4.9	5.2
Benefits paid	(4.9)	(5.2)
Fair value of plan assets at end of year	--	--

Underfunded status	$(21.2)	$(24.0)

The accumulated benefit obligation was  $20.6 million and  $22.9 million at December 31, 2010 and 2009, respectively.

Amounts recognized as liabilities in the Consolidated Balance Sheets consist of:

	December 31,
(In millions)	2010	2009
Accrued expenses and other current liabilities	$3.9	$5.0
Other non-current liabilities	17.3	19.0
Net amount recognized	$21.2	$24.0

The cost of the SERP defined benefit plan included the following components for the last three years:

(In millions)	2010	2009	2008
Service cost – benefits earned during the year	$0.6	$0.5	$0.6
Interest cost on projected benefit obligation	1.0	1.4	1.6
Amortization of prior service cost	0.1	0.1	0.1
Net periodic benefit cost	$1.7	$2.0	$2.3

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss (pre-tax) included prior service cost of  $0.7 million,  $0.8 million, and  $0.9 million at December 31, 2010, 2009 and 2008, respectively, and an actuarial loss of  $0.2 million and gain of  $0.3 million at December 31, 2010 and 2009, respectively. The amount of prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2011 is estimated to be  $0.1 million.

Assumptions used to determine benefit obligations at December 31 were as follows:

	2010	2009	2008
Discount rate	4.1%	4.7%	5.9%
Rate of compensation increase	3.5%	3.5%	3.5%

Actuarial assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	2010	2009	2008
Discount rate	4.7%	5.9%	5.7%
Rate of compensation increase	3.5%	3.5%	3.5%

We base our discount rate on the rates of return available on high-quality bonds with maturities approximating the expected period over which the pension benefits will be paid. The rate of compensation increase is based on historical and expected increases.

As the SERP is an unfunded plan, benefit payments are made from the general assets of RadioShack. The expected future benefit payments based upon the assumptions described above and including benefits attributable to future employee service for the following periods are as follows:

(In millions)
2011	$4.1
2012	3.5
2013	3.4
2014	3.0
2015	2.5
2016 through 2020	4.0

In 2011, we expect to make contributions to the plan of  $4.1 million in the form of benefit payments.

INCOME TAXES (10k specific)	12 Months Ended
Dec. 31, 2010
INCOME TAXES
INCOME TAXES
NOTE 9 – INCOME TAXES

The following is a reconciliation of the federal statutory income tax rate to our income tax expense:

	Year Ended December 31,
(In millions)	2010	2009	2008
Components of income from continuing operations:
United States	$308.8	$312.5	$278.5
Foreign	2.1	2.1	9.9
Income before income taxes	310.9	314.6	288.4
Statutory tax rate	x 35.0%	x 35.0%	x 35.0%
Federal income tax expense at statutory rate	108.8	110.1	100.9
State income taxes, net of federal benefit	8.3	8.7	8.0
Unrecognized tax benefits	1.0	(3.1)	1.7
Other, net	2.1	2.4	(5.4)
Total income tax expense	$120.2	$118.1	$105.2

Effective tax rate	38.7%	37.5%	36.5%

The components of income tax expense were as follows:

	Year Ended December 31,
(In millions)	2010	2009	2008
Current:
Federal	$92.8	$103.4	$89.0
State	12.3	6.7	13.7
Foreign	2.4	2.6	(7.8)
	107.5	112.7	94.9

Deferred:
Federal	11.3	5.8	7.6
State	1.2	(0.1)	2.7
Foreign	0.2	(0.3)	--
	12.7	5.4	10.3

Income tax expense	$120.2	$118.1	$105.2

The tax effect of cumulative temporary differences that gave rise to the deferred tax assets and liabilities were as follows:

	December 31,
(In millions)	2010	2009
Deferred tax assets:
Depreciation and amortization	$16.6	$22.9
Insurance reserves	15.5	18.0
Deferred compensation	13.7	13.6
Deferred revenue	13.6	7.9
Reserve for estimated wireless service deactivations	12.0	14.1
Indirect effect of unrecognized tax benefits	10.1	10.1
Accrued average rent	8.5	8.7
Convertible debt original issue discount	1.9	2.5
Other	36.4	42.7
Total deferred tax assets	128.3	140.5

Deferred tax liabilities:
Deferred taxes on foreign operations	6.6	6.2
Other	14.4	12.4
Total deferred tax liabilities	21.0	18.6
Net deferred tax assets	$107.3	$121.9

Deferred tax assets and liabilities were included in the Consolidated Balance Sheets as follows:

	December 31,
(In millions)	2010	2009
Other current assets	$61.4	$68.8
Other non-current assets	45.9	53.1
Net deferred tax assets	$107.3	$121.9

We anticipate that we will generate sufficient pre-tax income in the future to realize the full benefit of U.S. deferred tax assets related to future deductible amounts. Accordingly, a valuation allowance was not required at December 31, 2010 or 2009. We have not recorded deferred U.S. income taxes or foreign withholding taxes on temporary differences resulting from earnings for certain foreign subsidiaries that are considered permanently invested outside the United States. The cumulative amount of these earnings and the amount of the unrecognized deferred tax liability related to these earnings were not material to the financial statements.

A reconciliation of the consolidated liability for gross unrecognized income tax benefits (excluding interest) from January 1, 2008, to December 31, 2010, is as follows:

(In millions)	2010	2009	2008
Balance at beginning of year	$26.5	$38.1	$45.6
Increases related to prior period tax positions	--	--	1.5
Decreases related to prior period tax positions	(0.4)	(5.5)	(2.8)
Increases related to current period tax positions	1.7	1.9	4.6
Settlements	(1.1)	(7.2)	(8.8)
Lapse in applicable statute of limitations	(0.8)	(0.8)	(2.0)
Balance at end of year	$25.9	$26.5	$38.1

The amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2010, was  $20.1 million.

We recognize accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2010 and 2009, we had  $10.8 million and  $10.1 million, respectively, of accrued interest expense associated with uncertain tax positions. Income tax expense included interest associated with uncertain tax positions of  $1.7 million,  $3.6 million, and  $4.4 million, in 2010, 2009, and 2008, respectively.

We do not expect significant changes in unrecognized tax benefit liabilities over the next twelve months. Our unrecognized tax benefit liabilities are classified in other non-current liabilities on the Consolidated Balance Sheets as of December 31, 2010.

RadioShack Corporation and its U.S. subsidiaries join in the filing of a U.S. federal consolidated income tax return. The U.S. federal statute of limitations is closed for all years prior to 2004. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from 3 to 5 years. Our tax returns are currently under examination in various federal, state and foreign jurisdictions. While one or more of these examinations may be concluded within the next twelve months, we do not expect this to have a significant effect on our results of operations or financial position. Our effective tax rate for future periods may be affected by the settlement of tax controversies or by the expiration of the statute of limitations for periods for which a liability has been established.

WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT (10k specific)	12 Months Ended
Dec. 31, 2010
WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT
WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT
NOTE 14 – WIRELESS SERVICE PROVIDER SETTLEMENT AGREEMENT

The business terms of our relationships with our wireless service providers are governed by our wireless reseller agreements. These contracts are complex and include provisions determining our upfront commission revenue, net of chargebacks for wireless service deactivations; our acquisition and return of wireless handsets; and, in some cases, future residual revenue, performance targets and marketing development funds. Disputes occasionally arise between the parties regarding the interpretation of these contract provisions.

Certain disputes arose with one of the Company's wireless service providers pertaining to upfront commission revenue for activations prior to July 1, 2010, and related chargebacks for wireless service deactivations. Negotiations regarding resolution of these disputes culminated in the signing of a settlement agreement in July 2010. In connection with the decision to settle these disputes, the Company considered the following: the timing of cash outflows and inflows in connection with the disputed upfront commission revenue and related chargebacks, and the estimated future residual revenue; the benefits of settling the disputes and agreeing to enter into good faith negotiations with the wireless service provider in the third quarter of 2010 to modify the commission and chargeback provisions of our wireless reseller agreement; and the risks associated with the ultimate realization of the estimated future residual revenue. Key elements of the settlement agreement include the following:

•	All disputes relating to upfront commission revenue for activations prior to July 1, 2010, and related chargebacks were settled.

•	The wireless service provider agreed to pay $141 million to the Company on or before July 30, 2010.

•
The Company and the wireless service provider agreed to enter into good faith negotiations in the third quarter of 2010 to modify the commission and chargeback provisions of our wireless reseller agreement.

•
Beginning on July 1, 2010, the wireless service provider was no longer obligated to pay future residual revenue amounts to the Company for a period of time for customers activated on or before June 30, 2010. For the first six months of 2010, these residual revenue amounts averaged approximately  $9 million per quarter. Based on this average, we would receive no residual revenue payments from this wireless service provider for eight quarters beginning with the third quarter of 2010 under the terms of the settlement agreement.

The effects of the settlement agreement have been reflected in net sales and operating revenues for 2010.

In the third quarter of 2010, we reached an agreement with this wireless service provider to modify the commission and chargeback provisions of our wireless reseller agreement. Based on the terms of the settlement agreement, the terms of the amended wireless reseller agreement, and the performance of our business with this wireless service provider, we do not believe that these events will have a material effect on our results of operations for future periods.

Discontinued Operations (Policy)	6 Months Ended
Jun. 30, 2011
Discontinued Operations
Discontinued Operations, Policy
We account for closed stores or kiosks as discontinued operations when the operations and cash flows of a store or kiosk being disposed of are eliminated from ongoing operations and we do not have any significant continuing involvement in its operations. In reaching the determination as to whether the cash flows of a store or kiosk will be eliminated from our ongoing operations, we consider whether it is likely that customers will migrate to our other retail locations in the same geographic market.

Net Income Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Net Income Per Share
Schedule Of Basic And Diluted Net Income Per Share Calculation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Numerator:
Income from continuing operations	$23.5	$49.5	$54.9	$94.8
Discontinued operations, net of taxes	1.4	3.5	5.1	8.3
Net income	$24.9	$53.0	$60.0	$103.1

Denominator:
Weighted-average common shares outstanding	103.7	125.8	104.9	125.8
Dilutive effect of stock-based awards	0.9	2.4	1.0	2.2
Weighted average shares for diluted net income per share	104.6	128.2	105.9	128.0

Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Income Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Employee stock options (1)	2.3	1.9	2.3	2.0
Warrants to purchase common stock (1)	15.5	15.5	15.5	15.5
Convertible debt instruments (2)	15.5	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ( $36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ( $24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2011
Fair Value Measurements
Assets Measured At Fair Value On Recurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

As of December 31, 2010
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (2)	$1.9	--	$1.9	--

As of June 30, 2010
Derivatives Not Designated as Hedging Instruments:
Interest rate swaps (1) (2)	$3.8	--	$3.8	--

(1)	These interest rate swaps served as economic hedges on our 2011 Notes and expired in May 2011.
(2)	Included in other current assets

Carrying Amounts And Related Estimated Fair Value Of Debt Instruments

	June 30, 2011		December 31, 2010
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Total debt	$662.2	$693.3	$639.8	$713.1

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis

		Basis of Fair Value Measurements
	Fair Value of Assets (Liabilities)	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

(In millions)

Three Months Ended June 30, 2011
Long-lived assets held and used	$0.3	--	--	$0.3

Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2011
Segment Reporting
Schedule Of Segment Reporting Information

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$797.8	$873.9	$1,693.0	$1,773.6
Other	144.1	88.4	266.3	180.4
	$941.9	$962.3	$1,959.3	$1,954.0

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$137.1	$161.5	$289.1	$325.3
Other (1)	(6.1)	8.9	(4.5)	19.5
	131.0	170.4	284.6	344.8

Unallocated (2)	(82.1)	(79.8)	(170.6)	(171.3)
Operating income	48.9	90.6	114.0	173.5

Interest income	0.5	0.7	0.8	1.3
Interest expense	(10.9)	(10.7)	(20.6)	(20.6)
Other loss	--	--	(4.1)	--
Income from continuing operations before income taxes	$38.5	$80.6	$90.1	$154.2

(1)	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

Quarterly Data (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Data (Unaudited)
Schedule Of Quarterly Data

	Three Months Ended
(In millions, except per share amounts)	March 31, 2011	June 30, 2011

Net sales and operating revenues	$1,017.4	$941.9
Cost of products sold	563.0	509.8
Gross profit	454.4	432.1

Operating expenses:
Selling, general and administrative	370.6	364.3
Depreciation and amortization	18.3	18.3
Impairment of long-lived assets	0.4	0.6
Total operating expenses	389.3	383.2

Operating income	65.1	48.9

Interest income	0.3	0.5
Interest expense	(9.7)	(10.9)
Other loss	(4.1)	--

Income from continuing operations before income taxes	51.6	38.5
Income tax expense	20.2	15.0

Income from continuing operations	31.4	23.5
Discontinued operations, net of income taxes	3.7	1.4

Net income	$35.1	$24.9

Basic net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (basic)	$0.33	$0.24

Diluted net income per share:
Income per share from continuing operations	$0.30	$0.23
Income per share from discontinued operations	0.03	0.01
Net income per share (diluted)	$0.33	$0.24

Shares used in computing net income per share:

Basic	106.2	103.7

Diluted	107.4	104.6

	Three Months Ended
(In millions, except per share amounts)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010

Net sales and operating revenues	$991.7	$962.3	$1,002.0	$1,309.8
Cost of products sold	525.2	505.1	549.0	772.8
Gross profit	466.5	457.2	453.0	537.0

Operating expenses:
Selling, general and administrative	363.4	347.0	352.5	420.9
Depreciation and amortization	19.9	19.2	18.3	18.3
Impairment of long-lived assets	0.3	0.4	2.4	0.9
Total operating expenses	383.6	366.6	373.2	440.1

Operating income	82.9	90.6	79.8	96.9

Interest income	0.6	0.7	0.8	0.5
Interest expense	(9.9)	(10.7)	(10.4)	(10.9)

Income from continuing operations before income taxes	73.6	80.6	70.2	86.5
Income tax expense	28.3	31.1	27.4	33.4

Income from continuing operations	45.3	49.5	42.8	53.1
Discontinued operations, net of income taxes	4.8	3.5	3.2	3.9

Net income	$50.1	$53.0	$46.0	$57.0

Basic net income per share:
Income per share from continuing operations	$0.36	$0.39	$0.35	$0.48
Income per share from discontinued operations	0.04	0.03	0.03	0.04
Net income per share (basic)	$0.40	$0.42	$0.38	$0.52

Diluted net income per share:
Income per share from continuing operations	$0.35	$0.39	$0.35	$0.47
Income per share from discontinued operations	0.04	0.02	0.02	0.04
Net income per share (diluted)	$0.39	$0.41	$0.37	$0.51

Shares used in computing net income per share:

Basic	125.7	125.8	121.0	109.8

Diluted	127.9	128.2	123.1	111.9

	Three Months Ended
(In millions, except per share amounts)	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009

Net sales and operating revenues	$956.1	$919.7	$938.9	$1,258.9
Cost of products sold	509.3	496.3	489.8	705.1
Gross profit	446.8	423.4	449.1	553.8

Operating expenses:
Selling, general and administrative	346.8	318.3	363.1	406.8
Depreciation and amortization	20.6	20.3	19.8	20.4
Impairment of long-lived assets	0.2	0.3	0.5	0.5
Total operating expenses	367.6	338.9	383.4	427.7

Operating income	79.2	84.5	65.7	126.1

Interest income	1.5	1.5	0.9	0.9
Interest expense	(11.5)	(11.1)	(11.2)	(10.3)
Other loss	--	--	(1.6)	--

Income from continuing operations before income taxes	69.2	74.9	53.8	116.7
Income tax expense	26.6	28.1	18.7	44.7

Income from continuing operations	42.6	46.8	35.1	72.0
Discontinued operations, net of income taxes	0.5	2.0	2.3	3.7

Net income	$43.1	$48.8	$37.4	$75.7

Basic net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (basic)	$0.34	$0.39	$0.30	$0.60

Diluted net income per share:
Income per share from continuing operations	$0.34	$0.37	$0.28	$0.57
Income per share from discontinued operations	--	0.02	0.02	0.03
Net income per share (diluted)	$0.34	$0.39	$0.30	$0.60

Shares used in computing net income per share:

Basic	125.4	125.4	125.5	125.5

Diluted	125.4	125.8	126.3	127.1

Supplemental Guarantor Financial Information (Tables)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Supplemental Guarantor Financial Information
Condensed Consolidating Statements Of Income

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$927.9	$802.1	$37.6	$(825.7)	$941.9
Cost of products sold	573.7	734.0	27.8	(825.7)	509.8
Gross profit	354.2	68.1	9.8	--	432.1

Operating expenses:
Selling, general and administrative	320.7	25.7	17.9	--	364.3
Depreciation and amortization	16.6	0.8	0.9	--	18.3
Impairment of long-lived assets	0.6	--	--	--	0.6
Total operating expenses	337.9	26.5	18.8	--	383.2

Operating income (loss)	16.3	41.6	(9.0)	--	48.9

Interest income	0.2	2.4	1.4	(3.5)	0.5
Interest expense	(14.4)	--	--	3.5	(10.9)

Income (loss) from continuing operations before income taxes	2.1	44.0	(7.6)	--	38.5
Income tax (benefit) expense	(2.2)	16.6	0.6	--	15.0
Equity in earnings of subsidiaries, net of income taxes	20.6	(9.0)	--	(11.6)	--

Income (loss) from continuing operations	24.9	18.4	(8.2)	(11.6)	23.5
Discontinued operations, net of income taxes	--	1.4	--	--	1.4

Net income (loss)	$24.9	$19.8	$(8.2)	$(11.6)	$24.9

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$969.1	$748.3	$32.6	$(787.7)	$962.3
Cost of products sold	576.7	692.3	23.8	(787.7)	505.1
Gross profit	392.4	56.0	8.8	--	457.2

Operating expenses:
Selling, general and administrative	332.6	4.5	9.9	--	347.0
Depreciation and amortization	18.4	0.4	0.4	--	19.2
Impairment of long-lived assets	0.4	--	--	--	0.4
Total operating expenses	351.4	4.9	10.3	--	366.6

Operating income (loss)	41.0	51.1	(1.5)	--	90.6

Interest income	0.4	2.4	1.4	(3.5)	0.7
Interest expense	(14.2)	--	--	3.5	(10.7)

Income (loss) from continuing operations before income taxes	27.2	53.5	(0.1)	--	80.6
Income tax expense (benefit)	11.4	19.8	(0.1)	--	31.1
Equity in earnings of subsidiaries, net of income taxes	37.2	(0.5)	--	(36.7)	--

Income from continuing operations	53.0	33.2	--	(36.7)	49.5
Discontinued operations, net of income taxes	--	3.5	--	--	3.5

Net income	$53.0	$36.7	$--	$(36.7)	$53.0

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,955.5	$1,696.8	$73.8	$(1,766.8)	$1,959.3
Cost of products sold	1,224.4	1,562.3	52.9	(1,766.8)	1,072.8
Gross profit	731.1	134.5	20.9	--	886.5

Operating expenses:
Selling, general and administrative	660.4	44.6	29.9	--	734.9
Depreciation and amortization	33.5	1.4	1.7	--	36.6
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	694.9	46.0	31.6	--	772.5

Operating income (loss)	36.2	88.5	(10.7)	--	114.0

Interest income	0.3	5.2	2.8	(7.5)	0.8
Interest expense	(28.1)	--	--	7.5	(20.6)
Other loss	(4.1)	--	--	--	(4.1)

Income (loss) from continuing operations before income taxes	4.3	93.7	(7.9)	--	90.1
Income tax (benefit) expense	(0.6)	34.6	1.2	--	35.2
Equity in earnings of subsidiaries, net of income taxes	55.1	(10.1)	--	(45.0)	--

Income (loss) from continuing operations	60.0	49.0	(9.1)	(45.0)	54.9
Discontinued operations, net of income taxes	--	5.1	--	--	5.1

Net income (loss)	$60.0	$54.1	$(9.1)	$(45.0)	$60.0

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,965.7	$1,573.0	$66.5	$(1,651.2)	$1,954.0
Cost of products sold	1,177.9	1,455.2	48.4	(1,651.2)	1,030.3
Gross profit	787.8	117.8	18.1	--	923.7

Operating expenses:
Selling, general and administrative	681.8	10.1	18.5	--	710.4
Depreciation and amortization	37.0	1.0	1.1	--	39.1
Impairment of long-lived assets	0.7	--	--	--	0.7
Total operating expenses	719.5	11.1	19.6	--	750.2

Operating income (loss)	68.3	106.7	(1.5)	--	173.5

Interest income	0.5	4.6	2.9	(6.7)	1.3
Interest expense	(27.3)	--	--	6.7	(20.6)

Income from continuing operations before income taxes	41.5	111.3	1.4	--	154.2
Income tax expense	17.6	41.3	0.5	--	59.4
Equity in earnings of subsidiaries, net of income taxes	79.2	--	--	(79.2)	--

Income from continuing operations	103.1	70.0	0.9	(79.2)	94.8
Discontinued operations, net of income taxes	--	8.3	--	--	8.3

Net income	$103.1	$78.3	$0.9	$(79.2)	$103.1

Condensed Consolidating Balance Sheets

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$191.7	$341.1	$19.4	$--	$552.2
Accounts and notes receivable, net	229.7	41.1	7.6	--	278.4
Inventories	635.3	65.1	26.8	--	727.2
Other current assets	97.1	1.7	5.6	--	104.4
Intercompany receivables	--	222.7	--	(222.7)	--
Intercompany notes receivable	--	1,267.0	--	(1,267.0)	--
Total current assets	1,153.8	1,938.7	59.4	(1,489.7)	1,662.2

Property, plant and equipment, net	244.4	21.6	8.5	--	274.5
Goodwill, net	2.9	0.5	39.9	--	43.3
Other assets, net	60.8	13.5	10.0	--	84.3
Investment in subsidiaries	1,973.0	75.6	--	(2,048.6)	--
Total assets	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	$182.4	$24.7	$18.3	$--	$225.4
Accrued expenses and other current liabilities	220.6	37.9	6.9	--	265.4
Income taxes payable	8.3	--	1.1	--	9.4
Intercompany payables	219.6	--	3.1	(222.7)	--
Intercompany notes payable	1,267.0	--	--	(1,267.0)	--
Total current liabilities	1,897.9	62.6	29.4	(1,489.7)	500.2

Long-term debt	662.2	--	--	--	662.2
Other non-current liabilities	66.8	26.8	0.3	--	93.9
Total liabilities	2,626.9	89.4	29.7	(1,489.7)	1,256.3

Stockholders' equity	808.0	1,960.5	88.1	(2,048.6)	808.0
Total liabilities and stockholders' equity	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.8	$827.3	$19.0	$--	$931.1
Accounts and notes receivable, net	294.8	15.5	1.6	--	311.9
Inventories	595.9	27.5	22.8	--	646.2
Other current assets	112.6	4.3	5.9	--	122.8
Intercompany receivables	--	234.5	7.0	(241.5)	--
Intercompany notes receivable	--	718.1	--	(718.1)	--
Total current assets	1,088.1	1,827.2	56.3	(959.6)	2,012.0

Property, plant and equipment, net	248.2	6.1	9.1	--	263.4
Goodwill, net	2.8	0.5	36.5	--	39.8
Other assets, net	56.8	12.3	11.4	--	80.5
Investment in subsidiaries	1,819.6	76.7	--	(1,896.3)	--
Total assets	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$309.5	$--	$--	$--	$309.5
Accounts payable	155.1	50.0	15.2	--	220.3
Accrued expenses and other current liabilities	239.6	39.9	7.9	--	287.4
Income taxes payable	6.3	--	1.1	--	7.4
Intercompany payables	241.5	--	--	(241.5)	--
Intercompany notes payable	718.1	--	--	(718.1)	--
Total current liabilities	1,670.1	89.9	24.2	(959.6)	824.6

Long-term debt, excluding current maturities	324.1	--	--	--	324.1
Other non-current liabilities	61.8	25.7	--	--	87.5
Total liabilities	2,056.0	115.6	24.2	(959.6)	1,236.2

Stockholders' equity	1,159.5	1,807.2	89.1	(1,896.3)	1,159.5
Total liabilities and stockholders' equity	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Statements Of Cash Flow

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$72.3	$54.8	$(25.6)	$--	$101.5

Cash flows from investing activities:
Additions to property, plant and equipment	(31.0)	(10.2)	(0.3)	--	(41.5)
Net cash used in investing activities	(31.0)	(10.2)	(0.3)	--	(41.5)

Cash flows from financing activities:
Issuance of long-term notes	322.5	--	--	--	322.5
Long-term notes issuance costs	(6.2)	--	--	--	(6.2)
Repayments of borrowings	(306.8)	--	--	--	(306.8)
Purchases of treasury stock	(101.4)	--	--	--	(101.4)
Changes in cash overdrafts	12.6	--	--	--	12.6
Proceeds from exercise of stock options	2.1	--	--	--	2.1
Change in intercompany receivable/payable	117.9	(130.9)	13.0	--	--
Net cash provided by (used in) financing activities	40.7	(130.9)	13.0	--	(77.2)

Net increase (decrease) in cash and cash equivalents	82.0	(86.3)	(12.9)	--	(17.2)
Cash and cash equivalents, beginning of period	109.7	427.4	32.3	--	569.4
Cash and cash equivalents, end of period	$191.7	$341.1	$19.4	$--	$552.2

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.5)	$81.5	$(11.0)	$--	$42.0

Cash flows from investing activities:
Additions to property, plant and equipment	(25.0)	(0.2)	(0.5)	--	(25.7)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(24.9)	(0.2)	(0.5)	--	(25.6)

Cash flows from financing activities:
Changes in cash overdrafts	5.2	--	--	--	5.2
Proceeds from exercise of stock options	1.3	--	--	--	1.3
Change in intercompany receivable/payable	53.9	(56.0)	2.1	--	--
Net cash provided by (used in) financing activities	60.4	(56.0)	2.1	--	6.5

Net increase (decrease) in cash and cash equivalents	7.0	25.3	(9.4)	--	22.9
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$84.8	$827.3	$19.0	$--	$931.1

Discontinued Operations (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Discontinued Operations
Gain (loss) associated with closing of kiosks			$ 0
Net sales and operating revenues from discontinued operations	17	49.1	62.9	99.1
Pretax income from discontinued operations	$ 2.4	$ 5.7	$ 8.4	$ 13.6

Indebtedness And Borrowing Facilities (2016 Credit Facility) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jan. 04, 2011	Jun. 30, 2011
2016 Credit Facility [Member]
Line of credit facility, initiation date	January 4, 2011
Credit facility current borrowing amount	$ 450
Length of credit facility, in years	5
Credit facility agreement expiration date	January 4, 2016
Sub-limit for issuance of standby and commercial letters of credit	150
Commitment fee percent of unused portion of credit facility	0.50%
Credit facility outstanding amount		0
Letters of credit outstanding amount		31.3
Percentage of maximum borrowing amount used to calculate minimum consolidated fixed charge coverage ratio	12.5
Credit facility maximum borrowing amount	45
Percentage of maximum borrowing amount used to calculate current projected unused amounts under credit facility	17.5
Percentage limit of current and unused amounts of the maximum borrowing capacity which allows for payments of dividends and repurchase of shares	75
2016 Credit Facility [Member] | Minimum [Member]
Interest rate in addition to bank's prime rate	1.25%
Interest rate in addition to LIBOR rate	2.25%
Standby letter of credit fees	2.25%
Commercial letter of credit fees	1.13%
2016 Credit Facility [Member] | Maximum [Member]
Interest rate in addition to bank's prime rate	1.75%
Interest rate in addition to LIBOR rate	2.75%
Standby letter of credit fees	2.75%
Commercial letter of credit fees	1.38%
2011 Credit Facility [Member]
Termination of credit facility	$ 325
Credit facility agreement expiration date	January 4, 2011

Indebtedness And Borrowing Facilities (2019 Notes) (Details) (2019 Notes [Member], USD $)	0 Months Ended
May 03, 2011
2019 Notes [Member]
Senior unsecured notes	$ 325,000,000
Debt instrument, issuance date	May 3, 2011
Maturity date	May 15, 2019
Fixed interest rate	6.75%
Interest payable terms	semi-annually on May 15 and November 15 of each year, beginning November 15, 2011
Debt instrument, date of first required payment	November 15, 2011
Net proceeds from sale of senior unsecured notes	316,300,000
Senior unsecured notes original issuance discount	$ 2,500,000
Effective annual interest rate	6.88%

Indebtedness And Borrowing Facilities (2011 Notes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended		1 Months Ended	6 Months Ended
	Mar. 31, 2011	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2011 RadioShack Corporation [Member]	Mar. 31, 2011 2011 Notes [Member]	Jun. 30, 2011 2011 Notes [Member]
Fixed interest rate								7.38%
Long-term notes maturity date								May 15, 2011
Loss on extinguishment on debt	$ (4.1)		$ (1.6)			$ (4.1)	$ (4.1)		$ 4.1

Share Repurchases (Details) (USD $) In Millions	3 Months Ended
Jun. 30, 2011
Share Repurchases
Share repurchases, value	$ 101.4
Share repurchases, shares	6.3
Repurchase authorization, amount	$ 610

Plant Closure (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011 employees
Plant Closure
Plant closing costs	$ 10.2
Compensation expense for severance packages	7.1
Number of plant employees terminated	1,500
Foreign currency exchange loss	1.5
Inventory valuation loss recorded during period	1.2
Depreciation	$ 0.4

Net Income Per Share (Schedule Of Basic And Diluted Net Income Per Share Calculation) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerator:
Income from continuing operations	$ 23.5	$ 31.4	$ 53.1	$ 42.8	$ 49.5	$ 45.3	$ 72	$ 35.1	$ 46.8	$ 42.6	$ 54.9	$ 94.8	$ 190.7	$ 196.5	$ 183.2
Discontinued operations, net of taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2	0.5	5.1	8.3	15.4	8.5	6.2
Net income	24.9	35.1	57	46	53	50.1	75.7	37.4	48.8	43.1	60	103.1	206.1	205	189.4
Denominator:
Weighted-average common shares outstanding	103.7	106.2	109.8	121	125.8	125.7	125.5	125.5	125.4	125.4	104.9	125.8	120.5	125.4	129
Dilutive effect of stock-based awards	0.9				2.4						1	2.2
Weighted average shares for diluted net income per share	104.6	107.4	111.9	123.1	128.2	127.9	127.1	126.3	125.8	125.4	105.9	128	122.7	126.1	129.1
RadioShack Corporation [Member]
Numerator:
Income from continuing operations	24.9				53						60	103.1
Discontinued operations, net of taxes
Net income	$ 24.9				$ 53						$ 60	$ 103.1

Net Income Per Share (Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Income Per Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended				6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Exercise price of warrants	36.6				36.6
Conversion price	24.25				24.25
Employee Stock Options [Member]
Common stock equivalents not included in the calculation of diluted net income per share	2.3	[1]	1.9	[1]	2.3	[1]	2	[1]
Warrants To Purchase Common Stock [Member]
Common stock equivalents not included in the calculation of diluted net income per share	15.5	[1]	15.5	[1]	15.5	[1]	15.5	[1]
Convertible Debt Instruments [Member]
Common stock equivalents not included in the calculation of diluted net income per share	15.5	[2]	15.5	[2]	15.5	[2]	15.5	[2]

[1]	These common stock equivalents were excluded because their exercise prices ( $36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.
[2]	These common stock equivalents were excluded because the conversion price ( $24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

Comprehensive Income (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Comprehensive Income
Comprehensive income	$ 26.3	$ 49.7	$ 63.4	$ 103.3

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Feb. 15, 2011 June 2003 Interest Rate Swap [Member]	Jun. 30, 2003 June 2003 Interest Rate Swap [Member]	Jun. 30, 2011 June 2003 Interest Rate Swap [Member]	Feb. 15, 2011 August 2003 Interest Rate Swap [Member]	Aug. 31, 2003 August 2003 Interest Rate Swap [Member]	Jun. 30, 2011 August 2003 Interest Rate Swap [Member]
Interest rate swap agreements with underlying notional amounts of debt						$ 100			$ 50
Interest rate swap agreements, maturity date						May 31, 2011			May 31, 2011
Interest rate swap agreements, fixed rate							7.38%			7.38%
Final interest rate swap measurement date					Feb 15, 2011			Feb 15, 2011
Increases in interest expense	$ 0.6	$ 1	$ 1.9	$ 1.4

Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions	Dec. 31, 2010		Jun. 30, 2010
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)	$ 1.9	[1],[2]	$ 3.8	[1],[2]
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)		[1],[2]		[1],[2]
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)	1.9	[1],[2]	3.8	[1],[2]
Significant Unobservable Inputs (Level 3) [Member]
Derivatives Not Designated as Hedging Instruments, Interest rate swaps, Fair Value of Assets (Liabilities)		[1],[2]		[1],[2]

[1]	Included in other current assets
[2]	These interest rate swaps served as economic hedges on our 2011 Notes and expired in May 2011.

Fair Value Measurements (Carrying Amounts And Related Estimated Fair Value Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 2013 Convertible Notes [Member]	Dec. 31, 2010 2013 Convertible Notes [Member]	Jun. 30, 2011 2019 Notes [Member]	May 03, 2011 2019 Notes [Member]	Mar. 31, 2011 2011 Notes [Member]	Dec. 31, 2010 2011 Notes [Member]
Long-term debt including current maturities, Carrying Amount	$ 662.2	$ 639.8
Long-term debt including current maturities, Fair Value	693.3	713.1
Interest rate of debt instrument			2.50%			6.75%	7.38%
Fair values of debt instruments			$ 377.6	$ 400.7	$ 314.7			$ 311.4

Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long lived assets held and used	$ 0.3
Impairment charges of long-lived assets held and used	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1	0.7	4	1.5	2.8
U.S. RadioShack Company Operated Stores [Member]
Long lived assets held and used before impairment	0.9
Fair value of long-lived assets held and used	0.3										0.3
Impairment charges of long-lived assets held and used	0.6
Quoted Prices In Active Markets For Identical Items (Level 1) [Member]
Long lived assets held and used
Significant Other Observable Inputs (Level 2) [Member]
Long lived assets held and used
Significant Unobservable Inputs (Level 3) [Member]
Long lived assets held and used	$ 0.3

Commitments And Contingencies (Details) (USD $)	Jun. 30, 2011
Commitments And Contingencies
Number of putative class action lawsuits	4
Civil penalty for violation of the act maximum first time violation	$ 250
Civil penalty for violation of act, each subsequent transaction	$ 1,000

Segment Reporting (Narrative) (Details)	6 Months Ended
Jun. 30, 2011
U.S. RadioShack Company Operated Stores [Member]
Number of retail locations	4,463
Kiosks [Member]
Number of retail locations	1,481

Segment Reporting (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions	3 Months Ended												6 Months Ended				12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 941.9		$ 1,017.4	$ 1,309.8	$ 1,002	$ 962.3		$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3		$ 1,954		$ 4,265.8	$ 4,073.6	$ 4,034.8
Operating income	48.9		65.1	96.9	79.8	90.6		82.9	126.1	65.7	84.5	79.2	114		173.5		350.2	355.5	311.1
Interest income	0.5		0.3	0.5	0.8	0.7		0.6	0.9	0.9	1.5	1.5	0.8		1.3		2.6	4.8	14.6
Interest expense	(10.9)		(9.7)	(10.9)	(10.4)	(10.7)		(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)		(20.6)		(41.9)	(44.1)	(34.9)
Other loss			(4.1)							(1.6)			(4.1)
Income from continuing operations before income taxes	38.5		51.6	86.5	70.2	80.6		73.6	116.7	53.8	74.9	69.2	90.1		154.2		310.9	314.6	288.4
Plant closing costs													10.2
RadioShack Corporation [Member]
Net sales and operating revenues	927.9					969.1							1,955.5		1,965.7
Operating income	16.3					41							36.2		68.3
Interest income	0.2					0.4							0.3		0.5
Interest expense	(14.4)					(14.2)							(28.1)		(27.3)
Other loss													(4.1)
Income from continuing operations before income taxes	2.1					27.2							4.3		41.5
U.S. RadioShack Company Operated Stores [Member]
Net sales and operating revenues	797.8					873.9							1,693		1,773.6
Operating income	137.1					161.5							289.1		325.3
All Other Segments [Member]
Net sales and operating revenues	144.1					88.4							266.3		180.4
Operating income	(6.1)	[1]				8.9	[1]						(4.5)	[1]	19.5	[1]
Operating Segments Subtotal [Member]
Operating income	131					170.4							284.6		344.8
Unallocated Amount To Segment [Member]
Operating income	(82.1)	[2]				(79.8)	[2]						(170.6)	[2]	(171.3)	[2]
Chinese Manufacturing Operations [Member]
Plant closing costs			$ 8.7										$ 10.2

[1]	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
[2]	The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Sep. 30, 2011 T-Mobile [Member]	Jun. 30, 2011 Target Mobile Centers Offering T-Mobile Products [Member]
Inventory write-down	$ 3
Earnings charge related to vendor transition		$ 23
Number of retail locations			680

Quarterly Data (Unaudited) (Schedule Of Quarterly Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Data (Unaudited)
Net sales and operating revenues	$ 941.9	$ 1,017.4	$ 1,309.8	$ 1,002	$ 962.3	$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3	$ 1,954	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold	509.8	563	772.8	549	505.1	525.2	705.1	489.8	496.3	509.3	1,072.8	1,030.3	2,352.1	2,200.5	2,202.8
Gross profit	432.1	454.4	537	453	457.2	466.5	553.8	449.1	423.4	446.8	886.5	923.7	1,913.7	1,873.1	1,832
Operating expenses:
Selling, general and administrative	364.3	370.6	420.9	352.5	347	363.4	406.8	363.1	318.3	346.8	734.9	710.4	1,483.8	1,435	1,435.1
Depreciation and amortization	18.3	18.3	18.3	18.3	19.2	19.9	20.4	19.8	20.3	20.6	36.6	39.1	75.7	81.1	83
Impairment of long-lived assets	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1	0.7	4	1.5	2.8
Total operating expenses	383.2	389.3	440.1	373.2	366.6	383.6	427.7	383.4	338.9	367.6	772.5	750.2	1,563.5	1,517.6	1,520.9
Operating income	48.9	65.1	96.9	79.8	90.6	82.9	126.1	65.7	84.5	79.2	114	173.5	350.2	355.5	311.1
Interest income	0.5	0.3	0.5	0.8	0.7	0.6	0.9	0.9	1.5	1.5	0.8	1.3	2.6	4.8	14.6
Interest expense	(10.9)	(9.7)	(10.9)	(10.4)	(10.7)	(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)	(20.6)	(41.9)	(44.1)	(34.9)
Other loss		(4.1)						(1.6)			(4.1)
Income from continuing operations before income taxes	38.5	51.6	86.5	70.2	80.6	73.6	116.7	53.8	74.9	69.2	90.1	154.2	310.9	314.6	288.4
Income tax expense	15	20.2	33.4	27.4	31.1	28.3	44.7	18.7	28.1	26.6	35.2	59.4	120.2	118.1	105.2
Income from continuing operations	23.5	31.4	53.1	42.8	49.5	45.3	72	35.1	46.8	42.6	54.9	94.8	190.7	196.5	183.2
Discontinued operations, net of income taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2	0.5	5.1	8.3	15.4	8.5	6.2
Net income	$ 24.9	$ 35.1	$ 57	$ 46	$ 53	$ 50.1	$ 75.7	$ 37.4	$ 48.8	$ 43.1	$ 60	$ 103.1	$ 206.1	$ 205	$ 189.4
Basic net income per share:
Income per share from continuing operations	$ 0.23	$ 0.3	$ 0.48	$ 0.35	$ 0.39	$ 0.36	$ 0.57	$ 0.28	$ 0.37	$ 0.34	$ 0.52	$ 0.75	$ 1.58	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.01	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.04	$ 0.03	$ 0.02	$ 0.02		$ 0.05	$ 0.07	$ 0.13	$ 0.07	$ 0.05
Net income per share (basic)	$ 0.24	$ 0.33	$ 0.52	$ 0.38	$ 0.42	$ 0.4	$ 0.6	$ 0.3	$ 0.39	$ 0.34	$ 0.57	$ 0.82	$ 1.71	$ 1.63	$ 1.47
Diluted net income per share:
Income per share from continuing operations	$ 0.23	$ 0.3	$ 0.47	$ 0.35	$ 0.39	$ 0.35	$ 0.57	$ 0.28	$ 0.37	$ 0.34	$ 0.52	$ 0.74	$ 1.55	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.01	$ 0.03	$ 0.04	$ 0.02	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.02		$ 0.05	$ 0.07	$ 0.13	$ 0.07	$ 0.05
Net income per share (diluted)	$ 0.24	$ 0.33	$ 0.51	$ 0.37	$ 0.41	$ 0.39	$ 0.6	$ 0.3	$ 0.39	$ 0.34	$ 0.57	$ 0.81	$ 1.68	$ 1.63	$ 1.47
Shares used in computing net income per share:
Basic	103.7	106.2	109.8	121	125.8	125.7	125.5	125.5	125.4	125.4	104.9	125.8	120.5	125.4	129
Diluted	104.6	107.4	111.9	123.1	128.2	127.9	127.1	126.3	125.8	125.4	105.9	128	122.7	126.1	129.1

Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Income) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales and operating revenues	$ 941.9	$ 1,017.4	$ 1,309.8	$ 1,002	$ 962.3	$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3	$ 1,954	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold	509.8	563	772.8	549	505.1	525.2	705.1	489.8	496.3	509.3	1,072.8	1,030.3	2,352.1	2,200.5	2,202.8
Gross profit	432.1	454.4	537	453	457.2	466.5	553.8	449.1	423.4	446.8	886.5	923.7	1,913.7	1,873.1	1,832
Selling, general and administrative	364.3	370.6	420.9	352.5	347	363.4	406.8	363.1	318.3	346.8	734.9	710.4	1,483.8	1,435	1,435.1
Depreciation and amortization	18.3	18.3	18.3	18.3	19.2	19.9	20.4	19.8	20.3	20.6	36.6	39.1	75.7	81.1	83
Impairment of long-lived assets	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1	0.7	4	1.5	2.8
Total operating expenses	383.2	389.3	440.1	373.2	366.6	383.6	427.7	383.4	338.9	367.6	772.5	750.2	1,563.5	1,517.6	1,520.9
Operating income (loss)	48.9	65.1	96.9	79.8	90.6	82.9	126.1	65.7	84.5	79.2	114	173.5	350.2	355.5	311.1
Interest income	0.5	0.3	0.5	0.8	0.7	0.6	0.9	0.9	1.5	1.5	0.8	1.3	2.6	4.8	14.6
Interest expense	(10.9)	(9.7)	(10.9)	(10.4)	(10.7)	(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)	(20.6)	(41.9)	(44.1)	(34.9)
Other loss		(4.1)						(1.6)			(4.1)
Income (loss) from continuing operations before income taxes	38.5	51.6	86.5	70.2	80.6	73.6	116.7	53.8	74.9	69.2	90.1	154.2	310.9	314.6	288.4
Income tax (benefit) expense	15	20.2	33.4	27.4	31.1	28.3	44.7	18.7	28.1	26.6	35.2	59.4	120.2	118.1	105.2
Equity in earnings of subsidiaries, net of income taxes
Income (loss) from continuing operations	23.5	31.4	53.1	42.8	49.5	45.3	72	35.1	46.8	42.6	54.9	94.8	190.7	196.5	183.2
Discontinued operations, net of income taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2	0.5	5.1	8.3	15.4	8.5	6.2
Net income (loss)	24.9	35.1	57	46	53	50.1	75.7	37.4	48.8	43.1	60	103.1	206.1	205	189.4
RadioShack Corporation [Member]
Net sales and operating revenues	927.9				969.1						1,955.5	1,965.7
Cost of products sold	573.7				576.7						1,224.4	1,177.9
Gross profit	354.2				392.4						731.1	787.8
Selling, general and administrative	320.7				332.6						660.4	681.8
Depreciation and amortization	16.6				18.4						33.5	37
Impairment of long-lived assets	0.6				0.4						1	0.7
Total operating expenses	337.9				351.4						694.9	719.5
Operating income (loss)	16.3				41						36.2	68.3
Interest income	0.2				0.4						0.3	0.5
Interest expense	(14.4)				(14.2)						(28.1)	(27.3)
Other loss											(4.1)
Income (loss) from continuing operations before income taxes	2.1				27.2						4.3	41.5
Income tax (benefit) expense	(2.2)				11.4						(0.6)	17.6
Equity in earnings of subsidiaries, net of income taxes	20.6				37.2						55.1	79.2
Income (loss) from continuing operations	24.9				53						60	103.1
Discontinued operations, net of income taxes
Net income (loss)	24.9				53						60	103.1
Guarantor Subsidiaries [Member]
Net sales and operating revenues	802.1				748.3						1,696.8	1,573
Cost of products sold	734				692.3						1,562.3	1,455.2
Gross profit	68.1				56						134.5	117.8
Selling, general and administrative	25.7				4.5						44.6	10.1
Depreciation and amortization	0.8				0.4						1.4	1
Impairment of long-lived assets
Total operating expenses	26.5				4.9						46	11.1
Operating income (loss)	41.6				51.1						88.5	106.7
Interest income	2.4				2.4						5.2	4.6
Interest expense
Other loss
Income (loss) from continuing operations before income taxes	44				53.5						93.7	111.3
Income tax (benefit) expense	16.6				19.8						34.6	41.3
Equity in earnings of subsidiaries, net of income taxes	(9)				(0.5)						(10.1)
Income (loss) from continuing operations	18.4				33.2						49	70
Discontinued operations, net of income taxes	1.4				3.5						5.1	8.3
Net income (loss)	19.8				36.7						54.1	78.3
Non-Guarantor Subsidiaries [Member]
Net sales and operating revenues	37.6				32.6						73.8	66.5
Cost of products sold	27.8				23.8						52.9	48.4
Gross profit	9.8				8.8						20.9	18.1
Selling, general and administrative	17.9				9.9						29.9	18.5
Depreciation and amortization	0.9				0.4						1.7	1.1
Impairment of long-lived assets
Total operating expenses	18.8				10.3						31.6	19.6
Operating income (loss)	(9)				(1.5)						(10.7)	(1.5)
Interest income	1.4				1.4						2.8	2.9
Interest expense
Other loss
Income (loss) from continuing operations before income taxes	(7.6)				(0.1)						(7.9)	1.4
Income tax (benefit) expense	0.6				(0.1)						1.2	0.5
Equity in earnings of subsidiaries, net of income taxes
Income (loss) from continuing operations	(8.2)										(9.1)	0.9
Discontinued operations, net of income taxes
Net income (loss)	(8.2)										(9.1)	0.9
Eliminations [Member]
Net sales and operating revenues	(825.7)				(787.7)						(1,766.8)	(1,651.2)
Cost of products sold	(825.7)				(787.7)						(1,766.8)	(1,651.2)
Depreciation and amortization
Impairment of long-lived assets
Interest income	(3.5)				(3.5)						(7.5)	(6.7)
Interest expense	3.5				3.5						7.5	6.7
Other loss
Equity in earnings of subsidiaries, net of income taxes	(11.6)				(36.7)						(45)	(79.2)
Income (loss) from continuing operations	(11.6)				(36.7)						(45)	(79.2)
Discontinued operations, net of income taxes
Net income (loss)	$ (11.6)				$ (36.7)						$ (45)	$ (79.2)

Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents	$ 552.2	$ 569.4	$ 931.1	$ 908.2	$ 814.8	$ 509.7
Accounts and notes receivable, net	278.4	377.5	311.9	322.5
Inventories	727.2	723.7	646.2	670.6
Other current assets	104.4	108.1	122.8	114.4
Intercompany receivables
Intercompany notes receivable
Total current assets	1,662.2	1,778.7	2,012	2,015.7
Property, plant and equipment, net	274.5	274.3	263.4	282.3
Goodwill, net	43.3	41.2	39.8	38.9
Other assets, net	84.3	81.2	80.5	92.4
Investment in subsidaries
Total assets	2,064.3	2,175.4	2,395.7	2,429.3
Current maturities of long-term debt		308	309.5
Accounts payable	225.4	272.4	220.3	262.9
Accrued expenses and other current liabilities	265.4	318	287.4	360.7
Income taxes payable	9.4	9.7	7.4	30.9
Intercompany payables
Intercompany notes payable
Total current liabilities	500.2	908.1	824.6	654.5
Long-term debt, excluding current maturities	662.2	331.8	324.1	627.8
Other non-current liabilities	93.9	93	87.5	98.7
Total liabilities	1,256.3	1,332.9	1,236.2	1,381
Stockholders' equity	808	842.5	1,159.5	1,048.3
Total liabilities and stockholders' equity	2,064.3	2,175.4	2,395.7	2,429.3
RadioShack Corporation [Member]
Cash and cash equivalents	191.7	109.7	84.8	77.8
Accounts and notes receivable, net	229.7	314.7	294.8
Inventories	635.3	650.1	595.9
Other current assets	97.1	100	112.6
Intercompany receivables
Intercompany notes receivable
Total current assets	1,153.8	1,174.5	1,088.1
Property, plant and equipment, net	244.4	247.3	248.2
Goodwill, net	2.9	2.9	2.8
Other assets, net	60.8	59.9	56.8
Investment in subsidaries	1,973	1,911.6	1,819.6
Total assets	3,434.9	3,396.2	3,215.5
Current maturities of long-term debt		308	309.5
Accounts payable	182.4	203.1	155.1
Accrued expenses and other current liabilities	220.6	267	239.6
Income taxes payable	8.3	8.3	6.3
Intercompany payables	219.6	143.9	241.5
Intercompany notes payable	1,267	1,224.8	718.1
Total current liabilities	1,897.9	2,155.1	1,670.1
Long-term debt, excluding current maturities	662.2	331.8	324.1
Other non-current liabilities	66.8	66.8	61.8
Total liabilities	2,626.9	2,553.7	2,056
Stockholders' equity	808	842.5	1,159.5
Total liabilities and stockholders' equity	3,434.9	3,396.2	3,215.5
Guarantor Subsidiaries [Member]
Cash and cash equivalents	341.1	427.4	827.3	802
Accounts and notes receivable, net	41.1	57.9	15.5
Inventories	65.1	42.9	27.5
Other current assets	1.7	3	4.3
Intercompany receivables	222.7	134	234.5
Intercompany notes receivable	1,267	1,224.8	718.1
Total current assets	1,938.7	1,890	1,827.2
Property, plant and equipment, net	21.6	17.3	6.1
Goodwill, net	0.5	0.5	0.5
Other assets, net	13.5	10.9	12.3
Investment in subsidaries	75.6	81.7	76.7
Total assets	2,049.9	2,000.4	1,922.8
Current maturities of long-term debt
Accounts payable	24.7	33.5	50
Accrued expenses and other current liabilities	37.9	40.8	39.9
Income taxes payable
Intercompany payables
Intercompany notes payable
Total current liabilities	62.6	74.3	89.9
Long-term debt, excluding current maturities
Other non-current liabilities	26.8	26	25.7
Total liabilities	89.4	100.3	115.6
Stockholders' equity	1,960.5	1,900.1	1,807.2
Total liabilities and stockholders' equity	2,049.9	2,000.4	1,922.8
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	19.4	32.3	19	28.4
Accounts and notes receivable, net	7.6	4.9	1.6
Inventories	26.8	30.7	22.8
Other current assets	5.6	5.1	5.9
Intercompany receivables		9.9	7
Intercompany notes receivable
Total current assets	59.4	82.9	56.3
Property, plant and equipment, net	8.5	9.7	9.1
Goodwill, net	39.9	37.8	36.5
Other assets, net	10	10.4	11.4
Investment in subsidaries
Total assets	117.8	140.8	113.3
Current maturities of long-term debt
Accounts payable	18.3	35.8	15.2
Accrued expenses and other current liabilities	6.9	10.2	7.9
Income taxes payable	1.1	1.4	1.1
Intercompany payables	3.1
Intercompany notes payable
Total current liabilities	29.4	47.4	24.2
Long-term debt, excluding current maturities
Other non-current liabilities	0.3	0.2
Total liabilities	29.7	47.6	24.2
Stockholders' equity	88.1	93.2	89.1
Total liabilities and stockholders' equity	117.8	140.8	113.3
Eliminations [Member]
Cash and cash equivalents
Accounts and notes receivable, net
Intercompany receivables	(222.7)	(143.9)	(241.5)
Intercompany notes receivable	(1,267)	(1,224.8)	(718.1)
Total current assets	(1,489.7)	(1,368.7)	(959.6)
Property, plant and equipment, net
Goodwill, net
Investment in subsidaries	(2,048.6)	(1,993.3)	(1,896.3)
Total assets	(3,538.3)	(3,362)	(2,855.9)
Current maturities of long-term debt
Accounts payable
Accrued expenses and other current liabilities
Intercompany payables	(222.7)	(143.9)	(241.5)
Intercompany notes payable	(1,267)	(1,224.8)	(718.1)
Total current liabilities	(1,489.7)	(1,368.7)	(959.6)
Long-term debt, excluding current maturities
Other non-current liabilities
Total liabilities	(1,489.7)	(1,368.7)	(959.6)
Stockholders' equity	(2,048.6)	(1,993.3)	(1,896.3)
Total liabilities and stockholders' equity	$ (3,538.3)	$ (3,362)	$ (2,855.9)

Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Cash Flow) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net cash provided by (used in) operating activities	$ 101.5	$ 42	$ 155	$ 245.8	$ 274.6
Additions to property, plant and equipment	(41.5)	(25.7)	(80.1)	(81)	(85.6)
Other investing activities		0.1
Net cash used in investing activities	(41.5)	(25.6)	(80)	(80.8)	(124.3)
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)				(9.4)
Repayments of borrowings	(306.8)			(43.2)	(5)
Purchases of treasury stock	(101.4)		(398.8)		(111.3)
Changes in cash overdrafts	12.6	5.2	7.5	2.2	(16.8)
Proceeds from exercise of stock options	2.1	1.3	4	0.7
Change in intercompany receivable/payable
Net cash (used in) provided by financing activities	(77.2)	6.5	(413.8)	(71.6)	154.8
Net increase (decrease) in cash and cash equivalents	(17.2)	22.9	(338.8)	93.4	305.1
Cash and cash equivalents, beginning of period	569.4	908.2	908.2	814.8	509.7
Cash and cash equivalents, end of period	552.2	931.1	569.4	908.2	814.8
RadioShack Corporation [Member]
Net cash provided by (used in) operating activities	72.3	(28.5)
Additions to property, plant and equipment	(31)	(25)
Other investing activities		0.1
Net cash used in investing activities	(31)	(24.9)
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)
Repayments of borrowings	(306.8)
Purchases of treasury stock	(101.4)
Changes in cash overdrafts	12.6	5.2
Proceeds from exercise of stock options	2.1	1.3
Change in intercompany receivable/payable	117.9	53.9
Net cash (used in) provided by financing activities	40.7	60.4
Net increase (decrease) in cash and cash equivalents	82	7
Cash and cash equivalents, beginning of period	109.7	77.8	77.8
Cash and cash equivalents, end of period	191.7	84.8
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	54.8	81.5
Additions to property, plant and equipment	(10.2)	(0.2)
Other investing activities
Net cash used in investing activities	(10.2)	(0.2)
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable	(130.9)	(56)
Net cash (used in) provided by financing activities	(130.9)	(56)
Net increase (decrease) in cash and cash equivalents	(86.3)	25.3
Cash and cash equivalents, beginning of period	427.4	802	802
Cash and cash equivalents, end of period	341.1	827.3
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	(25.6)	(11)
Additions to property, plant and equipment	(0.3)	(0.5)
Other investing activities
Net cash used in investing activities	(0.3)	(0.5)
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable	13	2.1
Net cash (used in) provided by financing activities	13	2.1
Net increase (decrease) in cash and cash equivalents	(12.9)	(9.4)
Cash and cash equivalents, beginning of period	32.3	28.4	28.4
Cash and cash equivalents, end of period	19.4	19
Eliminations [Member]
Net cash provided by (used in) operating activities
Additions to property, plant and equipment
Other investing activities
Net cash used in investing activities
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable
Net cash (used in) provided by financing activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period